Spartan®

Massachusetts Municipal
Funds

and

Fidelity ®
Massachusetts Municipal
Money Market Fund

Semiannual Report

July 31, 2000

(2_fidelity_logos)((Registered_Trademark)

Contents

President's Message	3	Ned Johnson on investing strategies
Spartan Massachusetts Municipal Income Fund
	4	Performance
	7	Fund Talk: The Manager's Overview
	10	Investment Changes
	11	Investments
	23	Financial Statements
Spartan Massachusetts Municipal Money Market Fund
	27	Performance
	29	Fund Talk: The Manager's Overview
	31	Investment Changes
	32	Investments
	40	Financial Statements
Fidelity Massachusetts Municipal Money Market Fund
	44	Performance
	46	Fund Talk: The Manager's Overview
	48	Investment Changes
	49	Investments
	59	Financial Statements
Notes	63	Notes to the financial statements

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(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The Federal Reserve Board's effort to keep inflation in check without over-cooling the U.S. economy has taken a toll on the stock market. Through July 2000, bellwether equity indexes such as the Dow Jones Industrial Average, NASDAQ and S&P 500® have negative returns for the year. On the other hand, fixed-income markets are enjoying strong performance. Except for high-yield, most bond sectors - corporates, mortgages, Treasuries and agencies - have returned 4%-6% year to date.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Spartan Massachusetts Municipal Income Fund

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in its yield, to measure performance.

Cumulative Total Returns

Periods ended July 31, 2000	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Spartan MA Municipal Income	6.08%	4.00%	32.18%	93.89%
LB Massachusetts 3 Plus Year Enhanced	6.93%	4.20%	n/a*	n/a*
Massachusetts Municipal Debt Funds Average	6.42%	2.15%	27.07%	86.64%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Massachusetts 3 Plus Year Enhanced Municipal Bond Index - a market value-weighted index of Massachusetts investment-grade municipal bonds with maturities of three years or more. To measure how the fund's performance stacked up against its peers, you can compare it to the Massachusetts municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 57 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended July 31, 2000	Past 1 year	Past 5 years	Past 10 years
Spartan MA Municipal Income	4.00%	5.74%	6.85%
LB Massachusetts 3 Plus Year Enhanced	4.20%	n/a*	n/a*
Massachusetts Municipal Debt Funds Average	2.15%	4.90%	6.43%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking the arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

Semiannual Report

Spartan Massachusetts Municipal Income Fund
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Spartan Massachusetts Municipal Income Fund on July 31, 1990. As the chart shows, by July 31, 2000, the value of the investment would have grown to $19,389 - a 93.89% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $19,775 - a 97.75% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return, and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Spartan Massachusetts Municipal Income Fund
Performance - continued

Total Return Components

	Six months ended July 31,	Years ended January 31,
	2000	2000	1999	1998	1997	1996
Dividend returns	2.63%	4.57%	4.92%	5.47%	5.33%	6.41%
Capital returns	3.45%	-8.27%	0.84%	4.74%	-2.27%	8.35%
Total returns	6.08%	-3.70%	5.76%	10.21%	3.06%	14.76%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Periods ended July 31, 2000	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.84 ¢	28.25 ¢	56.44 ¢
Annualized dividend rate	5.02%	5.07%	5.03%
30-day annualized yield	5.02%	-	-
30-day annualized tax-equivalent yield	8.34%	-	-

Dividends per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $11.36 over the past one month, $11.18 over the past six months and $11.21 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 39.74% combined 2000 federal and state tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable.

Semiannual Report

Spartan Massachusetts Municipal Income Fund

Fund Talk: The Manager's Overview

Market Recap

Favorable technical conditions in the municipal bond market overcame three more interest-rate hikes by the Federal Reserve Board during the six-month period ending July 31, 2000, helping municipal bonds outperform most other investments in both the fixed-income and equity markets. Municipal bond yields in the neighborhood of 6%, a diminished supply of new issues coming to market, attractive prices and strong demand from individual investors spurred the Lehman Brothers Municipal Bond Index - an index of over 35,000 investment-grade, fixed-rate, tax-exempt bonds - to a six-month return of 6.39%. That outperformed the overall taxable-bond market, as measured by the Lehman Brothers Aggregate Bond Index, which gained 5.28% in the same time frame. In fact, the six-month municipal bond return was higher than the return of corporate, mortgage, government, Treasury and agency bonds, according to their respective Lehman Brothers benchmarks. On a tax-equivalent yield basis, municipal bond outperformance was even more significant. The muni market, along with most other fixed-income sectors, also benefited from increased volatility in the equity markets, and from economic data demonstrating evidence that the Fed's effort to cool down the U.S. economy was working, perhaps signaling an end to the Fed's rate hikes for the remainder of 2000.

(Portfolio Manager photograph)
An interview with Christine Thompson, Portfolio Manager of Spartan Massachusetts Municipal Income Fund

Q. How did the fund perform, Christine?

A. For the six-month period that ended July 31, 2000, the fund had a total return of 6.08%. To get a sense of how the fund did relative to its competitors, the Massachusetts municipal debt funds average returned 6.42% for the same six-month period, according to Lipper Inc. The fund's new benchmark, the Lehman Brothers Massachusetts 3 Plus Year Enhanced Municipal Bond Index, returned 6.93%. The fund is managed to have similar overall interest-rate risk to this benchmark, which includes Massachusetts investment-grade municipal bonds with maturities of three years or more. The new benchmark was effective on July 27, 2000. It has a slightly longer duration than the previous benchmark and is more representative of the fund's investment universe. For the 12-month period that ended July 31, 2000, the fund had a total return of 4.00%. In comparison, the Massachusetts municipal debt funds average returned 2.15% and the Lehman Brothers Massachusetts 3 Plus Year Enhanced Municipal Bond Index returned 4.20% for the same 12-month period.

Semiannual Report

Spartan Massachusetts Municipal Income Fund
Fund Talk: The Manager's Overview - continued

Q. What were some of the main forces behind the fund's performance during the past six months?

A. A recent municipal bond market rally boosted municipal bond returns into positive territory for the period, despite the fact that short-term interest rates were on the rise. Beginning in the spring of 2000, investors began to anticipate that the Federal Reserve Board's yearlong campaign to stave off inflation by raising interest rates was nearing a close. Whether or not that actually proves to be the case will depend on the direction of the economy. Furthermore, demand for municipals strengthened as bargain-hunting investors sought their attractive prices and relatively high yields. In addition, the supply of municipals diminished. In Massachusetts, the supply of municipals was down 11% between January and July 2000, compared to the same seven-month period a year earlier. As a result of this supply/demand imbalance and the anticipation that rate hikes were behind us, municipal bond prices moved higher. The fund's total return was the result of better municipal bond prices plus the income generated by its holdings.

Q. What factors caused the fund to lag its peers during the six-month period?

A. The fund generally had less interest-rate sensitivity, as measured by its somewhat shorter duration, than many of its peers for the six-month period. I didn't lengthen or shorten duration based on where I thought interest rates would be at some point down the road. Instead, I positioned the fund to emphasize the best value opportunities based on their performance potential under a variety of possible interest-rate scenarios. My approach is to manage the fund's duration to be in line with the Massachusetts municipal market as a whole, an approach that may cause short-term performance comparisons to lag, but which has generated competitive long-term results.

Q. What factors aided performance?

A. The fund's focus on premium coupon bonds, which pay interest rates above face - or par - value, helped. One appealing aspect of premiums was that they were somewhat insulated from unfavorable tax treatment that negatively affected the prices of lower coupon bonds, or "discounts," as rates rose.

Q. In terms of credit quality, what choices did you make?

A. As of July 31, 2000, more than 45% of the fund's investments were in bonds with the highest credit rating of Aaa; roughly one-third of those were insured. The fund's focus on these higher-quality bonds reflected the fact that I generally didn't feel that lower-quality bonds offered enough incentive by way of additional yield for owning them.

Q. What's your outlook for municipal bonds over the next six months or so?

A. The primary factor, as always, will be the direction of interest rates. Supply and demand also will play a role. The supply of municipals has continued to decline in response to rising interest rates. Many issuers now find it too expensive to issue new or refinance old debt. As municipal bond yields rose above 6%, we saw renewed buying from individual investors. In general, municipals were cheap relative to Treasury securities, although they were more or less fairly valued compared to other types of taxable bonds. To the extent that supply remains low and demand stays firm, municipal bonds could benefit.

Semiannual Report

Spartan Massachusetts Municipal Income Fund
Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: to provide high current income exempt from federal income tax and Massachusetts personal income tax

Fund number: 070

Trading symbol: FDMMX

Start date: November 10, 1983

Size: as of July 31, 2000, more than $1.3 billion

Manager: Christine Thompson, since 1998; manager, various Fidelity and Spartan municipal income funds; joined Fidelity in 1985

3

Christine Thompson on the strength of Massachusetts' economy:

"The Massachusetts economy was quite strong during the past six months. The unemployment rate remained very low and continued to fall, while employment growth - particularly in high-growth industries such as high tech - was quite good. Massachusetts continued to add more high-paying jobs than many other states. It also benefited from a number of other favorable trends. Personal income growth - fueled mainly by strong job markets and some pockets of labor shortages - was strong, and the commercial and residential real estate markets were tight. Exports with the state's two leading trading partners - Canada and Western Europe - also accelerated.

"One of the developments that may affect the credit quality of the state down the road is the infrastructure enhancements that are underway across the state. Much attention has been paid to the funding of cost overruns associated with the Central Artery Project in Boston, commonly known as the ´Big Dig.' For that project, most of the overruns will be paid for by the state, rather than the federal, government. Other projects, including the expansion of Route 3, are beginning to employ more creative means of financing to contain costs. We'll closely monitor these and other developments to determine their potential effect on the state's credit quality."

Semiannual Report

Spartan Massachusetts Municipal Income Fund

Investment Changes

Top Five Sectors as of July 31, 2000
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	22.0	21.7
Education	19.7	16.4
Health Care	17.1	18.1
Transportation	12.4	8.8
Water & Sewer	8.6	9.7
Average Years to Maturity as of July 31, 2000
		6 months ago
Years	16.7	13.6
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of July 31, 2000
6 months ago
Years	6.9	6.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates.
If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (Moody's Ratings)

As of July 31, 2000 As of January 31, 2000

Where Moody's ratings are not available, we have used S&P ® ratings. Amounts shown are as a percentage of the fund's investments.

Semiannual Report

Spartan Massachusetts Municipal Income Fund

Investments July 31, 2000

(Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.4%
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Guam - 0.2%
Guam Pwr. Auth. Rev. Rfdg. Series A, 4.25% 10/1/00	Baa3	$ 2,950,000	$ 2,946,785
Massachusetts - 96.6%
Barnstable Gen. Oblig. 5% 3/15/14	Aa3	2,370,000	2,287,406
Barnstable Ind. Dev. Fing. Auth. Ind. Dev. Rev. (Whitehall Pavilion Proj.) 10.125% 2/15/26 (Fed. Hsg. Administration Insured)	AA-	2,855,000	2,927,917
Boston Economic Dev. & Ind. Corp. (Boston Army Base 1983 Proj.) 6.25% 8/1/03	-	3,660,000	3,692,391
Boston Gen. Oblig. Series A:
5.75% 2/1/14	Aa3	4,190,000	4,323,996
5.75% 2/1/15	Aa3	4,190,000	4,308,242
5.75% 2/1/17	Aa3	2,460,000	2,505,584
Boston Hsg. Dev. Corp. Mtg. Rev. Rfdg. Series A, 5.15% 7/1/08 (MBIA Insured)	Aaa	2,700,000	2,693,115
Boston Wtr. & Swr. Commission Rev.:
Rfdg. Sr. Series A, 5.75% 11/1/13	A1	1,575,000	1,656,617
Sr. Series A, 5.25% 11/1/19	A1	10,100,000	9,684,789
Sr. Series C, 5.2% 11/1/21 (FGIC Insured)	Aaa	4,000,000	3,743,040
Sr. Series D, 5% 11/1/28 (FGIC Insured)	Aaa	9,250,000	8,177,463
Brockton Gen. Oblig.:
5% 4/1/13 (MBIA Insured)	Aaa	1,165,000	1,144,170
5.1% 4/1/12 (MBIA Insured)	Aaa	1,550,000	1,549,132
Brockton Hsg. Dev. Corp. Multi-family Rev. Rfdg. (Douglas House Proj.) Series 1992 A, 7.375% 9/1/24	AAA	7,895,000	8,130,903
Chelsea Gen. Oblig. Rfdg.:
5% 6/15/13 (AMBAC Insured)	Aaa	2,390,000	2,346,813
5.125% 6/15/16 (AMBAC Insured)	Aaa	1,750,000	1,689,608
Fitchburg Gen. Oblig. 5.125% 2/15/14 (MBIA Insured)	Aaa	2,355,000	2,314,800
Foxborough Stadium Infrastructure Impt.:
5.75% 6/1/25	Aa2	10,000,000	10,042,600
6% 6/1/15	Aa2	2,545,000	2,691,261
6% 6/1/16	Aa2	3,015,000	3,170,453
6% 6/1/17	Aa2	3,195,000	3,349,031
6% 6/1/18	Aa2	3,390,000	3,539,262
6% 6/1/19	Aa2	3,590,000	3,736,149
6% 6/1/20	Aa2	3,785,000	3,923,417
Haverhill Gen. Oblig. Rfdg. Series A:
6.4% 9/1/03 (AMBAC Insured)	Aaa	1,600,000	1,658,448
6.5% 9/1/04 (AMBAC Insured)	Aaa	1,595,000	1,656,120
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Massachusetts - continued
Holyoke Gen. Oblig.:
(Muni. Purp. Ln. Prog.) Series A:
5.5% 6/15/16 (FSA Insured)	Aaa	$ 2,100,000	$ 2,109,198
6% 6/15/05 (FSA Insured)	Aaa	1,350,000	1,426,181
(School Ln. Act Proj.):
7.35% 8/1/02 (Pre-Refunded to 8/1/01 @ 102) (c)	Baa1	1,265,000	1,312,311
7.65% 8/1/09 (Pre-Refunded to 8/1/01 @ 102) (c)	Baa1	2,205,000	2,316,220
Rfdg. Series B, 6% 6/15/06 (FSA Insured)	Aaa	1,400,000	1,490,538
Ipswich Gen. Oblig.:
5.5% 11/15/18 (FGIC Insured)	Aaa	2,460,000	2,458,745
5.75% 11/15/14 (FGIC Insured)	Aaa	1,100,000	1,149,456
Lowell Gen. Oblig.:
Rfdg. Series A, 5.5% 1/15/10 (FSA Insured)	Aaa	2,000,000	2,054,240
5.8% 4/1/08 (FSA Insured)	Aaa	1,195,000	1,260,163
8.4% 1/15/09 (Pre-Refunded to 1/15/01 @ 102) (c)	Aa3	1,250,000	1,295,213
Lowell Hsg. Dev. Corp. Multi-family Rev. Rfdg. Series A:
7.875% 11/1/00	AAA	130,000	130,389
7.875% 11/1/24	AAA	5,440,000	5,562,998
Massachusetts Bay Trans. Auth.:
Rfdg.:
Series A:
5.5% 3/1/12	Aa2	4,350,000	4,491,245
5.75% 3/1/26 (FGIC Insured)	Aa2	5,500,000	5,501,485
6.25% 3/1/12	Aa2	1,500,000	1,650,240
7% 3/1/07	Aa2	5,000,000	5,610,700
7% 3/1/08	Aa2	1,000,000	1,134,360
Series B, 6.2% 3/1/16	Aa2	27,500,000	30,005,250
Series 1997 D, 5% 3/1/27	Aa2	17,135,000	15,224,105
Series 1998 B, 5% 3/1/28	Aa2	10,000,000	8,846,900
Series A:
5% 3/1/23 (FGIC Insured)	Aaa	6,430,000	5,854,001
5.375% 3/1/19	Aa2	5,000,000	4,887,200
5.7% 3/1/09	Aa2	5,000,000	5,288,900
5.8% 3/1/11	Aa2	7,435,000	7,903,108
5.8% 3/1/12	Aa2	3,000,000	3,178,020
7% 3/1/21	Aa2	1,500,000	1,744,740
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Bay Trans. Auth.: - continued
Series B:
5.375% 3/1/25 (AMBAC Insured)	Aaa	$ 13,060,000	$ 12,452,318
5.5% 3/1/21	Aa3	4,835,000	4,752,708
6% 3/1/12	Aa3	7,180,000	7,437,475
Series C:
5% 3/1/24	Aa2	9,900,000	8,958,807
5.5% 3/1/08	Aa2	2,000,000	2,086,760
5.5% 3/1/13 (FGIC Insured)	Aaa	3,000,000	3,095,250
Series D, 5% 3/1/22	Aa2	5,750,000	5,246,415
Massachusetts College Bldg. Auth. Proj. Rev. Rfdg. Series A, 7.5% 5/1/05	Aa2	3,000,000	3,353,520
Massachusetts Dev. Fin. Agcy. Rev.:
(Eastern Nazarene College Proj.):
5.625% 4/1/19	BBB-	1,800,000	1,676,124
5.625% 4/1/29	BBB-	2,000,000	1,802,780
(Higher Ed.-Smith College Issue Proj.) 5.75% 7/1/29	Aa1	7,000,000	7,013,370
(Regis College Proj.):
5.25% 10/1/18	BBB-	2,240,000	2,006,883
5.5% 10/1/28	BBB-	5,660,000	5,017,873
Rfdg. (Clark Univ. Issue Proj.) 5% 7/1/28	A3	2,000,000	1,701,900
Massachusetts Ed. Ln. Auth. Ed. Ln. Rev. Series B Issue E, 5.75% 7/1/07 (AMBAC Insured) (b)	Aaa	4,235,000	4,340,663
Massachusetts Edl. Fing. Auth. Ed. Ln. Rev.:
Issue G, 4.4% 12/1/04 (MBIA Insured) (b)	Aaa	2,950,000	2,837,458
Rfdg.:
Issue E:
4.85% 7/1/02 (AMBAC Insured) (b)	Aaa	925,000	925,296
5.25% 7/1/06 (AMBAC Insured) (b)	Aaa	1,815,000	1,813,112
Series A Issue E:
4.3% 7/1/06 (AMBAC Insured) (b)	AAA	4,000,000	3,752,880
4.4% 7/1/07 (AMBAC Insured) (b)	AAA	6,275,000	5,869,447
4.55% 7/1/09 (AMBAC Insured) (b)	AAA	2,000,000	1,858,140
4.65% 7/1/10 (AMBAC Insured) (b)	AAA	4,745,000	4,411,332
4.75% 7/1/11 (AMBAC Insured) (b)	AAA	4,000,000	3,705,200
4.8% 7/1/12 (AMBAC Insured) (b)	AAA	2,110,000	1,947,636
4.95% 7/1/14 (AMBAC Insured) (b)	AAA	4,000,000	3,676,000
5% 7/1/15 (AMBAC Insured) (b)	AAA	1,880,000	1,723,434
Series A Issue G, 5.45% 12/1/06 (MBIA Insured) (b)	AAA	6,945,000	7,001,046
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Edl. Fing. Auth. Ed. Ln. Rev.: - continued
Series A Issue G, 5% 12/1/11 (MBIA Insured) (b)	Aaa	$ 3,815,000	$ 3,629,820
Series C Issue G, 4.9% 12/1/11 (AMBAC Insured) (b)	AAA	4,815,000	4,529,856
Massachusetts Gen. Oblig.:
(Cap. Appreciation) (Consolidated Ln. Prog.) Series B:
0% 6/1/02 (FGIC Insured)	Aaa	1,105,000	1,014,865
0% 7/1/02	Aa2	12,250,000	11,207,158
(Consolidated Ln. Prog.):
Series A, 7.5% 6/1/04	Aa2	4,830,000	5,204,180
Series B:
5.75% 6/1/20	Aa2	10,045,000	10,151,778
6% 6/1/14	Aa2	5,000,000	5,286,250
6% 6/1/15	Aa2	7,500,000	7,882,275
Series D:
5% 11/1/14	Aa2	3,000,000	2,906,790
5.25% 11/1/12	Aa2	4,500,000	4,529,925
Series A:
5.25% 6/15/09	Aa3	3,190,000	3,274,567
5.25% 6/15/12	Aa3	5,000,000	5,057,250
5.5% 6/15/14	Aa3	3,000,000	3,048,210
Series B:
5.125% 12/15/11	Aa3	10,030,000	10,102,216
5.125% 12/15/12	Aa3	5,480,000	5,486,960
Massachusetts Health & Edl. Facilities Auth. Rev.:
(1st Mtg. Fairview Extended Care Proj.) Series A, 10.125% 1/1/11 (Pre-Refunded to 1/1/01 @ 103) (c)	Aaa	5,355,000	5,595,225
(Anna Jaques Hosp. Proj.) Series B:
6% 10/1/00	Baa1	985,000	986,576
6.875% 10/1/12	Baa1	3,250,000	3,294,753
(Baystate Med. Ctr. Proj.):
Series D, 5.5% 7/1/16 (FGIC Insured)	Aaa	6,400,000	6,384,896
Series E:
6% 7/1/04 (FSA Insured)	Aaa	1,290,000	1,347,818
6% 7/1/05 (FSA Insured)	Aaa	1,385,000	1,458,239
6% 7/1/06 (FSA Insured)	Aaa	1,425,000	1,510,244
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22	-	14,475,000	14,715,575
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Brandeis Univ. Proj.) Series I:
5.25% 10/1/14 (MBIA Insured)	Aaa	$ 2,780,000	$ 2,765,322
5.25% 10/1/16 (MBIA Insured)	Aaa	1,000,000	981,580
(Cape Cod Health Sys. Proj.) Series A, 5.25% 11/15/13 (AMBAC Insured)	AAA	3,500,000	3,455,795
(Caritas Christi Oblig. Group Proj.) Series A:
5.25% 7/1/01	Baa2	2,000,000	1,997,020
5.25% 7/1/02	Baa2	2,000,000	1,970,400
5.25% 7/1/03	Baa2	2,000,000	1,951,220
(Dana Farber Cancer Proj.) Series G1:
5.5% 12/1/27	A1	18,600,000	16,601,244
6.25% 12/1/14	A1	3,000,000	3,061,080
(Falmouth Hosp. Proj.) Series C, 5.5% 7/1/08 (MBIA Insured)	Aaa	1,000,000	1,024,170
(Faulkner Hosp. Proj.) Series C:
6% 7/1/13 (Pre-Refunded to 7/1/03 @ 102) (c)	Baa1	9,745,000	10,291,207
6% 7/1/23 (Pre-Refunded to 7/1/03 @ 102) (c)	Baa1	6,010,000	6,346,861
(Harvard Univ. Issue Proj.) Series W, 6% 7/1/35	Aaa	11,825,000	12,359,017
(Lahey Clinic Med. Ctr. Proj.) Series B, 5.25% 7/1/10 (MBIA Insured)	Aaa	14,120,000	14,217,004
(Lowell Gen. Hosp. Proj.) Series A, 8.4% 6/1/11 (Pre-Refunded to 6/1/01 @ 102) (c)	A3	2,565,000	2,696,738
(Med. Academic & Scientific Proj.) Series A:
6.25% 1/1/05	BBB-	1,160,000	1,180,787
6.625% 1/1/15	BBB-	5,150,000	5,249,344
(MIT Proj.) Series I1, 5.2% 1/1/28	Aaa	7,000,000	6,591,550
(Mount Auburn Hosp. Proj.) Series B1:
6.25% 8/15/14 (MBIA Insured)	Aaa	1,250,000	1,307,075
6.3% 8/15/24 (MBIA Insured)	Aaa	5,000,000	5,155,250
(New England Med. Ctr. Hosp. Proj.):
Series F, 6.625% 7/1/25 (FGIC Insured)	Aaa	4,850,000	5,022,127
Series G, 5.375% 7/1/24 (MBIA Insured)	Aaa	1,000,000	936,730
(Notre Dame Health Care Ctr. Proj.) Series A:
7.25% 10/1/01	-	260,000	262,925
7.875% 10/1/22	-	5,000,000	5,171,250
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Partners Health Care Sys. Proj.) Series A:
5.25% 7/1/04 (FSA Insured)	Aaa	$ 2,000,000	$ 2,033,080
5.375% 7/1/24 (MBIA Insured)	Aaa	7,600,000	7,212,780
5.5% 7/1/05 (FSA Insured)	Aaa	2,000,000	2,058,020
(Simmons College Proj.) Series C, 5% 10/1/19 (MBIA Insured)	Aaa	4,190,000	3,882,035
(South Shore Hosp. Proj.):
Series 1999 F, 5.5% 7/1/12	A2	2,165,000	2,065,843
Series F:
4.75% 7/1/05	A2	1,275,000	1,214,718
5.125% 7/1/08	A2	2,000,000	1,898,380
5.25% 7/1/09	A2	2,120,000	2,017,604
5.625% 7/1/19	A2	1,000,000	926,890
5.75% 7/1/29	A2	3,600,000	3,261,060
(UMass Memorial Issue Proj.) Series A:
5% 7/1/18 (AMBAC Insured)	Aaa	3,000,000	2,752,050
5.25% 7/1/14 (AMBAC Insured)	Aaa	1,000,000	984,160
(Univ. of Massachusetts Proj.) Series A, 5.875% 10/1/29 (FGIC Insured)	Aaa	5,000,000	5,060,700
(Wellesley College Proj.) Series F, 5.125% 7/1/39	Aa1	16,550,000	14,880,602
(Williams College Issue Proj.):
Series F, 5.75% 7/1/19	Aaa	3,000,000	3,032,160
Series G, 5.5% 7/1/14	Aaa	3,665,000	3,726,462
Rfdg.:
(Amherst College Proj.) Series G:
5% 11/1/23	Aa1	5,720,000	5,206,973
5% 11/1/28	Aa1	8,960,000	7,969,293
5.25% 11/1/17	Aa1	4,670,000	4,549,981
(Boston College Issue Proj.) Series L:
4.75% 6/1/31	Aa3	16,300,000	13,763,557
5% 6/1/26	Aa3	6,250,000	5,578,438
(Boston College Proj.) Series K, 5.375% 6/1/14	Aa3	8,945,000	9,068,441
(Emerson Hosp. Proj.) Series D, 5.7% 8/15/12 (FSA Insured)	Aaa	9,475,000	9,705,148
(Eye & Ear Infirmary Proj.) Series B:
5.25% 7/1/08 (American Cap. Access Corp. Insured)	A	2,000,000	1,996,120
5.25% 7/1/09 (American Cap. Access Corp. Insured)	A	2,540,000	2,534,920
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Rfdg.: - continued
(Eye & Ear Infirmary Proj.) Series B: - continued
5.25% 7/1/10 (American Cap. Access Corp. Insured)	A	$ 2,000,000	$ 1,988,240
5.25% 7/1/11 (American Cap. Access Corp. Insured)	A	3,025,000	2,993,843
(Fairview Extended Care Proj.) Series B, 4.55% 1/1/21 (MBIA Insured)	Aaa	6,400,000	6,346,112
(Harvard Univ. Proj.) Series P:
5.6% 11/1/14	Aaa	1,000,000	1,017,720
5.625% 11/1/28	Aaa	1,500,000	1,499,310
(Massachusetts Gen. Hosp. Proj.) Series F, 6.25% 7/1/12 (AMBAC Insured)	Aaa	4,750,000	5,244,855
(Morton Hosp. & Med. Ctr. Proj.) Series B, 5.25% 7/1/08 (AMBAC Insured)	AAA	2,800,000	2,837,464
(Newton-Wellesley Hosp. Proj.) Series G:
6% 7/1/12 (MBIA Insured)	Aaa	4,070,000	4,312,409
6.125% 7/1/15 (MBIA Insured)	Aaa	4,500,000	4,709,520
(Partners Health Care Sys. Proj.) Series B:
3.85% 7/1/02	A1	1,000,000	972,260
3.95% 7/1/03	A1	1,000,000	957,110
(Wheaton College Proj.) Series C:
5.125% 7/1/09	A2	1,130,000	1,125,740
5.25% 7/1/14	A2	2,655,000	2,605,298
5.25% 7/1/19	A2	2,000,000	1,891,840
5.95% 8/15/18 (FGIC Insured)	Aaa	7,900,000	7,997,012
6.55% 6/23/22 (AMBAC Insured)	Aaa	20,000,000	21,127,400
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Rfdg.:
Series 53, 5.2% 12/1/21 (MBIA Insured) (b)	Aaa	1,135,000	1,137,486
Series A, 6% 12/1/13 (MBIA Insured)	Aaa	5,525,000	5,659,865
Series 29, 6.75% 6/1/26 (b)	Aa	2,465,000	2,547,134
Series 40:
6.6% 12/1/24 (b)	Aa	19,375,000	19,967,875
6.65% 12/1/27 (b)	Aa	6,930,000	7,157,304
Massachusetts Ind. Fin. Agcy. Poll. Cont. Rev. Rfdg. (Boston Edison Co. Proj.) Series A, 5.75% 2/1/14	A1	9,900,000	9,702,297
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Ind. Fin. Agcy. Resource Recovery Rev. Rfdg. (Ogden Haverhill Proj.) Series 1992 A:
4.7% 12/1/03	BBB	$ 3,000,000	$ 2,913,450
4.8% 12/1/04	BBB	3,570,000	3,437,624
Massachusetts Ind. Fin. Agcy. Rev.:
(Babson College Proj.) Series A, 5.6% 10/1/06 (MBIA Insured)	Aaa	515,000	538,865
(Cap. Appreciation) (Massachusetts Biomedical Research Corp. Proj.):
Series A1, 0% 8/1/02	A1	3,650,000	3,319,894
Series A2:
0% 8/1/03	A1	1,000,000	864,800
0% 8/1/05	A1	24,600,000	19,182,586
0% 8/1/07	A+	25,000,000	17,522,500
0% 8/1/08	A+	15,000,000	9,963,150
(Concord Academy Proj.) 6.9% 9/1/21 (FSA Insured) (Pre-Refunded to 9/1/01 @ 102) (c)	Aaa	1,370,000	1,433,226
(Groton School Proj.) Series A, 5% 3/1/28	Aa2	5,000,000	4,452,650
(Tufts Univ. Proj.) Series H, 4.75% 2/15/28 (MBIA Insured)	Aaa	10,000,000	8,552,000
(Whitehead Institute Biomedical Research Proj.) 5.125% 7/1/26	Aa1	14,600,000	13,284,102
Rfdg.:
(Lesley College Proj.) Series A, 6.3% 7/1/15 (AMBAC Insured)	AAA	2,525,000	2,660,264
(Milton Academy Proj.) Series B, 5.25% 9/1/19 (MBIA Insured)	Aaa	2,500,000	2,406,325
(Worcester Polytechnic Institute Proj.):
5.75% 9/1/05 (MBIA Insured)	Aaa	1,340,000	1,404,253
5.75% 9/1/06 (MBIA Insured)	Aaa	1,115,000	1,174,831
5.75% 9/1/07 (MBIA Insured)	Aaa	1,000,000	1,057,610
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev.:
Rfdg.:
Series A:
5.1% 7/1/08 (AMBAC Insured)	Aaa	1,000,000	1,017,600
6% 7/1/18 (MBIA Insured)	Aaa	10,000,000	10,079,900
6.75% 7/1/08	Baa2	3,000,000	3,143,370
Series B:
4.75% 7/1/11 (MBIA Insured)	Aaa	2,000,000	1,884,960
6.5% 7/1/02 (MBIA Insured)	Aaa	2,000,000	2,073,100
6.625% 7/1/04	Baa2	7,925,000	8,321,488
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev.: - continued
Series B: - continued
6.75% 7/1/08	Baa2	$ 6,000,000	$ 6,286,740
Series C, 6.6% 7/1/05	Baa2	2,075,000	2,175,160
Series B, 6.75% 7/1/17	Baa2	9,050,000	9,320,957
Series C, 6.625% 7/1/18 (MBIA Insured)	Aaa	10,000,000	10,399,600
Series D:
6% 7/1/06	Baa2	1,000,000	1,036,150
6% 7/1/11 (MBIA Insured)	Aaa	2,000,000	2,067,280
Series E:
6% 7/1/06	Baa2	1,640,000	1,699,286
6% 7/1/11 (MBIA Insured)	Aaa	3,000,000	3,100,920
Massachusetts Port Auth. Rev.:
(Spl. Facilities-US Air Proj.) Series A, 5.5% 9/1/10 (MBIA Insured) (b)	Aaa	2,030,000	2,085,987
Rfdg. Series A:
5% 7/1/13	Aa3	5,000,000	4,891,150
5% 7/1/23	Aa3	8,750,000	7,854,613
5.5% 7/1/09	Aa3	3,160,000	3,240,548
5.5% 7/1/17	Aa3	2,105,000	2,103,842
Series B:
5.5% 7/1/10 (FSA Insured) (b)	Aaa	11,470,000	11,844,610
5.5% 7/1/11 (FSA Insured) (b)	Aaa	5,500,000	5,647,400
5.5% 7/1/12 (FSA Insured) (b)	Aaa	4,000,000	4,080,400
5.5% 7/1/14 (FSA Insured) (b)	Aaa	5,335,000	5,358,474
Series C, 5.75% 7/1/29	Aa3	5,000,000	4,997,350
5.625% 7/1/12 (Escrowed to Maturity) (c)	Aaa	1,755,000	1,818,320
Massachusetts Tpk. Auth. Metro. Hwy. Sys. Rev. Series A:
5% 1/1/37 (MBIA Insured)	Aaa	60,750,000	53,419,288
5.125% 1/1/23 (MBIA Insured)	Aaa	10,000,000	9,240,700
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55% 1/1/17 (MBIA Insured)	Aaa	52,360,000	52,256,327
Massachusetts Wtr. Poll. Abatement Trust Rev. (Pooled Ln. Prog.):
Series 3:
5.4% 2/1/10	Aaa	1,700,000	1,755,165
5.5% 2/1/13	Aaa	6,715,000	6,848,091
Series 4:
5.125% 8/1/11	Aaa	3,245,000	3,267,683
5.125% 8/1/14	Aaa	2,205,000	2,166,589
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A:
5% 8/1/15	Aa1	$ 50,000	$ 47,949
5% 8/1/15 (Escrowed to Maturity) (c)	Aa1	950,000	919,809
5.25% 8/1/12	Aa1	565,000	571,305
5.25% 8/1/13	Aa1	330,000	330,350
5.375% 8/1/16	Aa1	125,000	123,720
5.45% 2/1/13	Aa1	140,000	141,267
5.45% 2/1/13 (Escrowed to Maturity) (c)	Aa1	1,960,000	2,013,684
Massachusetts Wtr. Resources Auth. Rev.:
Rfdg.:
Series A, 5.75% 8/1/39 (FGIC Insured)	Aaa	15,250,000	15,243,900
Series B:
5% 3/1/22	A1	13,000,000	11,727,040
5.5% 8/1/15 (FSA Insured)	Aaa	1,500,000	1,539,855
5.5% 8/1/16 (FSA Insured)	Aaa	1,425,000	1,452,146
5.875% 11/1/04	A1	1,975,000	2,059,313
6% 11/1/08	A1	4,500,000	4,688,235
6.25% 11/1/10	A1	4,930,000	5,156,731
Series C, 4.75% 12/1/23	A1	13,000,000	11,234,470
Series A, 6.5% 7/15/19	A1	16,960,000	18,897,510
Mendon Upton Reg'l. School District 5.25% 6/1/11 (FGIC Insured)	Aaa	1,435,000	1,457,429
Methuen Gen. Oblig. 5% 11/1/16 (FGIC Insured)	Aaa	1,500,000	1,427,415
Nantucket Gen. Oblig. Rfdg. 5% 7/15/17 (MBIA Insured)	Aaa	5,000,000	4,725,550
New England Ed. Ln. Marketing Corp. Massachusetts Rfdg. (Student Ln. Prog.) Series A, 5.7% 7/1/05 (b)	Aa2	15,555,000	15,950,253
New England Ed. Ln. Marketing Corp. Massachusetts Student Ln. Rev.:
Issue A, 5.8% 3/1/02	Aaa	37,155,000	37,722,728
Sub Issue C, 6.75% 9/1/02 (b)	A	1,250,000	1,282,188
North Attleborough Gen. Oblig. Rfdg. 5.25% 11/1/13 (AMBAC Insured)	Aaa	1,000,000	1,001,850
Pentucket Reg'l. School District:
5.1% 2/15/13 (MBIA Insured)	Aaa	575,000	570,067
5.1% 2/15/14 (MBIA Insured)	Aaa	525,000	516,773
Randolph Gen. Oblig. 5.5% 4/1/20 (FGIC Insured)	Aaa	1,600,000	1,590,256
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Massachusetts - continued
South Essex Swr. District Rfdg. Series A:
5.25% 6/15/24 (MBIA Insured)	Aaa	$ 2,810,000	$ 2,649,437
6% 6/15/05 (MBIA Insured)	Aaa	1,175,000	1,241,305
6% 6/15/06 (MBIA Insured)	Aaa	2,305,000	2,454,064
Southern Berkshire Reg'l. School District 7% 4/15/11 (MBIA Insured)	Aaa	4,000,000	4,241,160
Taunton Ind. Dev. Fin. Auth. Ind. Dev. Rev. Rfdg. (Pepsi Cola Metro. Bottle Proj.) 5.65% 8/1/12	A1	2,400,000	2,464,176
Westfield Gen. Oblig. (Muni. Purp. Ln. Prog.) 5% 9/1/13 (FSA Insured)	Aaa	750,000	736,320
Winchendon School Proj. Ln. 6.05% 3/15/12 (AMBAC Insured)	Aaa	1,275,000	1,325,771
Woods Hole Martha's Vineyard & Nantucket Steamship Rfdg. Series A, 5.125% 3/1/11	Aa2	1,100,000	1,099,901
Worcester Gen. Oblig. (Muni. Purp. Ln. Prog.) Series A:
5.5% 4/1/11 (FSA Insured)	Aaa	1,350,000	1,408,010
5.75% 4/1/12 (FSA Insured)	Aaa	2,935,000	3,107,079
			1,294,441,285
Puerto Rico - 0.6%
Puerto Rico Commonwealth Gen. Oblig. Rfdg. (Pub. Impt. Proj.) 3% 7/1/06 (MBIA Insured)	Aaa	5,500,000	5,079,745
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series B, 6% 7/1/39	Baa1	3,000,000	3,088,110
			8,167,855
TOTAL INVESTMENT PORTFOLIO - 97.4% (Cost $1,289,602,081)	1,305,555,925
NET OTHER ASSETS - 2.6%	34,689,055
NET ASSETS - 100%	$ 1,340,244,980
Legend
(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	83.4%	AAA, AA, A	82.7%
Baa	5.2%	BBB	4.9%
Ba	0.0%	BB	0.0%
B	0.0%	B	0.0%
Caa	0.0%	CCC	0.0%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 1.8%.
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	22.0%
Education	19.7
Health Care	17.1
Transportation	12.4
Water & Sewer	8.6
Electric Utilities	5.7
Others* (individually less than 5%)	14.5
100.0%
* Includes short-term investments and net other assets.
Income Tax Information

At July 31, 2000, the aggregate cost
of investment securities for income tax purposes was $1,289,602,081. Net unrealized appreciation aggregated $15,953,844, of which $34,257,003 related to appreciated investment securities and $18,303,159 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Massachusetts Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2000 (Unaudited)
Assets
Investment in securities, at value (cost $1,289,602,081) - See accompanying schedule		$ 1,305,555,925
Cash		33,196,092
Receivable for investments sold		9,627,929
Receivable for fund shares sold		1,054,119
Interest receivable		15,666,697
Other receivables		49,335
Total assets		1,365,150,097
Liabilities
Payable for investments purchased	$ 22,010,694
Payable for fund shares redeemed	932,580
Distributions payable	1,554,080
Accrued management fee	407,763
Total liabilities		24,905,117
Net Assets		$ 1,340,244,980
Net Assets consist of:
Paid in capital		$ 1,331,798,577
Distributions in excess of net interest income		(385,046)
Accumulated undistributed net realized gain (loss) on investments		(7,122,395)
Net unrealized appreciation (depreciation) on investments		15,953,844
Net Assets, for 117,570,865 shares outstanding		$ 1,340,244,980
Net Asset Value, offering price and redemption price per share ($1,340,244,980 ÷ 117,570,865 shares)		$11.40

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Massachusetts Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Six months ended July 31, 2000 (Unaudited)
Interest Income		$ 35,351,580
Expenses
Management fee	$ 2,391,493
Transfer agent fees	474,883
Accounting fees and expenses	155,012
Non-interested trustees' compensation	2,207
Custodian fees and expenses	13,316
Registration fees	23,067
Audit	17,753
Legal	16,052
Miscellaneous	11,305
Total expenses before reductions	3,105,088
Expense reductions	(259,773)	2,845,315
Net interest income		32,506,265
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(585,654)
Change in net unrealized appreciation (depreciation) on investment securities		44,217,533
Net gain (loss)		43,631,879
Net increase (decrease) in net assets resulting from operations		$ 76,138,144
Other information
Expense reductions: Custodian credits		$ 12,185
Transfer agent credits		226,639
Accounting credits		20,949
		$ 259,773

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Massachusetts Municipal Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2000 (Unaudited)	Year ended January 31, 2000
Increase (Decrease) in Net Assets
Operations Net interest income	$ 32,506,265	$ 66,743,817
Net realized gain (loss)	(585,654)	2,731,736
Change in net unrealized appreciation (depreciation)	44,217,533	(121,641,113)
Net increase (decrease) in net assets resulting from operations	76,138,144	(52,165,560)
Distributions to shareholders From net interest income	(32,223,647)	(65,874,659)
From net realized gain	-	(2,917,419)
Total distributions	(32,223,647)	(68,792,078)
Share transactions Net proceeds from sales of shares	240,038,235	428,856,656
Reinvestment of distributions	23,037,351	50,405,206
Cost of shares redeemed	(217,194,460)	(502,589,047)
Net increase (decrease) in net assets resulting from share transactions	45,881,126	(23,327,185)
Total increase (decrease) in net assets	89,795,623	(144,284,823)
Net Assets
Beginning of period	1,250,449,357	1,394,734,180
End of period (including distributions in excess of net interest income of $385,046 and $667,664, respectively)	$ 1,340,244,980	$ 1,250,449,357
Other Information Shares
Sold	21,465,203	37,090,556
Issued in reinvestment of distributions	2,055,530	4,390,234
Redeemed	(19,469,595)	(43,811,523)
Net increase (decrease)	4,051,138	(2,330,733)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights	Six months ended July 31, 2000	Years ended January 31,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 11.020	$ 12.040	$ 11.970	$ 11.430	$ 11.700	$ 10.800
Income from Investment Operations Net interest income	.285 D	.565 D	.571	.593	.605	.652
Net realized and unrealized gain (loss)	.378	(1.000)	.100	.542	(.266)	.902
Total from investment operations	.663	(.435)	.671	1.135	.339	1.554
Less Distributions
From net interest income	(.283)	(.560)	(.571)	(.593)	(.605)	(.654)
From net realized gain	-	(.025)	(.030)	(.002)	(.004)	-
Total distributions	(.283)	(.585)	(.601)	(.595)	(.609)	(.654)
Net asset value, end of period	$ 11.400	$ 11.020	$ 12.040	$ 11.970	$ 11.430	$ 11.700
Total Return B, C	6.08%	(3.70)%	5.76%	10.21%	3.06%	14.76%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,340,245	$ 1,250,449	$ 1,394,734	$ 1,232,151	$ 1,127,851	$ 1,170,207
Ratio of expenses to average net assets	.49% A	.49%	.51%	.53%	.56%	.55%
Ratio of expenses to average net assets after expense reductions	.45% A, E	.48% E	.51%	.53%	.56%	.54% E
Ratio of net interest income to average net assets	5.13% A	4.91%	4.80%	5.10%	5.29%	5.80%
Portfolio turnover rate	34% A	22%	12%	21%	44%	33%

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net interest income per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Spartan Massachusetts Municipal Money Market Fund

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income, and does not include the effect of the fund's $5 account closeout fee on an average size account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended July 31, 2000	Past 6 months	Past 1 year	Past 5 years	Life of fund
Spartan MA Municipal Money Market	1.75%	3.29%	16.41%	31.64%
Massachusetts Tax-Free Retail Money Market Funds Average	1.66%	3.08%	15.56%	n/a*

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on March 4, 1991. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the Massachusetts tax-free retail money market funds average, which reflects the performance of tax-free retail money market funds with similar objectives tracked by iMoneyNet, Inc. The past six months average represents a peer group of 11 money market funds.

Average Annual Total Returns

Periods ended July 31, 2000	Past 1 year	Past 5 years	Life of fund
Spartan MA Municipal Money Market	3.29%	3.09%	2.96%
Massachusetts Tax-Free Retail Money Market Funds Average	3.08%	2.93%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

* Not available

Semiannual Report

Spartan Massachusetts Municipal Money Market Fund
Performance - continued

Yields

	7/31/00	5/1/00	1/31/00	11/1/99	8/2/99

Spartan Massachusetts Municipal Money Market Fund	3.63%	4.00%	2.85%	2.95%	2.63%

Massachusetts Tax-Free Retail Money Market Funds Average	3.47%	3.49%	2.61%	2.68%	2.46%

Spartan Massachusetts Municipal Money Market Fund - Tax-equivalent	6.05%	6.66%	4.73%	4.90%	4.37%

Portion of fund's income subject to state taxes	7.70%	3.66%	4.15%	7.28%	4.08%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the Massachusetts tax-free retail money market funds average as tracked by iMoneyNet, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 2000 federal and state income tax rate of 39.74%. The fund's yields mentioned above reflect that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Comparing
Performance

Yields on tax-free investments are usually lower than yields on taxable investments. However, a straight comparison between the two may be misleading because it ignores the way taxes reduce taxable returns. Tax-equivalent yield - the yield you'd have to earn on a similar taxable investment to match the tax-free yield - makes the comparison more meaningful. Keep in mind that the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price.

3

Semiannual Report

Spartan Massachusetts Municipal Money Market Fund

Fund Talk: The Manager's Overview

Note to shareholders: Norm Lind became Portfolio Manager of Spartan Massachusetts Municipal Money Market Fund on July 1, 2000.

(Portfolio Manager photograph)

Q. Norm, what was the investment environment like during the six months that ended July 31, 2000?

A. In the first half of 2000, the backdrop seemed ripe for the build-up of inflationary pressures. Economic growth was robust, unemployment reached historic lows and consumer spending was strong. To dampen growth and keep inflation at bay, the Federal Reserve Board continued its program of short-term interest-rate hikes. As the period progressed, market participants tried to gauge the pace of the Fed's tightening monetary policy approach. Through the second quarter of 2000, inflation remained subdued despite strong growth. As a result, the Fed followed a deliberate approach, raising the rate banks charge each other for overnight loans - known as the fed funds target rate - by increments of 0.25 percentage points in February and March. In April and May, though, there was a general recognition of inflationary pressures and the employment cost index - a broad measure of the costs incurred by businesses for wages and benefits - posted a higher-than-expected gain. In response, the Fed became more aggressive at its May meeting, raising the fed funds target rate by 0.50 percentage points, to 6.50%. At its June meeting, the Fed chose to keep rates unchanged after seeing some signs of an economic slowdown. Nevertheless, the Fed also indicated it was more likely to raise, not lower, rates in the future.

Q. How was the fund managed during this period?

A. For most of the first half of 2000, the fund held a significant weighting in variable-rate demand notes (VRDNs). Yields on these instruments are reset at regular intervals, usually daily or weekly. This approach helped the fund capture higher market yields as the Fed continued to raise short-term rates. Holding a large percentage in VRDNs also helped boost the fund's performance in April and early May, due to a unique circumstance. With the run-up in the equity market in 1999, many investors earned more capital gains than usual and needed to pay higher tax bills. As a result, investors redeemed shares of money market funds to pay their taxes. Fund managers, in turn, sold VRDNs to meet redemptions. Dealers of VRDNs were therefore forced to raise yields - in some cases as high as levels seen in taxable markets - to attract buyers, and the fund took advantage of these buying opportunities to add yield. In June, this strategy shifted as Massachusetts issuers came to market with one-year fixed-rate notes. My predecessor and I worked to focus more of the fund on one-year paper. Even though this paper did not offer significantly higher yields than shorter-term alternatives, we believed that their yields would, in the long run, prove to be attractive given our interest-rate outlook.

Semiannual Report

Spartan Massachusetts Municipal Money Market Fund
Fund Talk: The Manager's Overview - continued

Q. How did the fund perform?

A. The fund's seven-day yield on July 31, 2000, was 3.63%, compared to 2.85% six months ago. The more recent seven-day yield was the equivalent of a 6.05% taxable rate of return for Massachusetts investors in the 39.74% combined state and federal income tax bracket. Through July 31, 2000, the fund's six-month total return was 1.75%, compared to 1.66% for the Massachusetts tax-free retail money market funds average, according to iMoneyNet, Inc.

Q. What is your outlook, Norm?

A. Market rates currently reflect the sentiment that perhaps the Fed has completed its latest round of interest-rate hikes. While I don't believe we'll see as many rate hikes as I expected at the beginning of 2000, I do believe there is a strong chance we will see further rate hikes this year. That's because I don't believe the Fed has slowed economic growth significantly. As a result, I remain somewhat cautious, and will look for opportunities in investments that compensate the fund for the possibility of further Fed rate hikes. We will continue to watch emerging data carefully, especially those regarding employment and inflation. If any signs emerge that economic growth continues to be robust, I believe the Fed will err on the side of being more aggressive, raising rates again in order to slow growth and stifle inflationary pressures.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: high level of current income, exempt from federal income tax and Massachusetts personal income tax, as is consistent with preservation of capital

Fund number: 426

Trading symbol: FMSXX

Start date: March 4, 1991

Size: as of July 31, 2000, more than $844 million

Manager: Norm Lind, since July 2000; manager, various Fidelity and Spartan municipal money market funds; joined Fidelity in 1986

3

Semiannual Report

Spartan Massachusetts Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 7/31/00	% of fund's investments 1/31/00	% of fund's investments 7/31/99
0 - 30	71.2	65.0	62.9
31 - 90	14.4	17.5	18.8
91 - 180	4.6	5.8	6.2
181 - 397	9.8	11.7	12.1
Weighted Average Maturity
	7/31/00	1/31/00	7/31/99
Spartan Massachusetts Municipal Money Market Fund	42 Days	54 Days	53 Days
Massachusetts Tax-Free Money Market Funds Average *	41 Days	50 Days	50 Days
Asset Allocation (% of fund's net assets)
As of July 31, 2000	As of January 31, 2000
Variable Rate Demand Notes (VRDNs) 56.6%	Variable Rate Demand Notes (VRDNs) 47.9%
Commercial Paper (including CP Mode) 12.1%	Commercial Paper (including CP Mode) 18.5%
Tender Bonds 0.0%	Tender Bonds 0.8%
Municipal Notes 20.6%	Municipal Notes 22.9%
Municipal Money Market Funds 7.2%	Municipal Money Market Funds 4.0%
Other Investments and Net Other Assets 3.5%	Other Investments and Net Other Assets 5.9%

*Source: iMoneyNet, Inc.®

Semiannual Report

Spartan Massachusetts Municipal Money Market Fund

Investments July 31, 2000

(Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.2%
	Principal Amount	Value (Note 1)
Massachusetts - 92.0%
Acton & Boxborough Reg'l. School District BAN 4.25% 12/14/00	$ 3,000,000	$ 3,003,939
Beverly Gen. Oblig. BAN 4.5% 9/14/00	5,800,000	5,804,768
Billerica Gen. Oblig. BAN 5% 7/13/01	3,100,000	3,117,739
Boston Gen. Oblig. Bonds Series A, 5% 2/1/01	2,800,000	2,811,562
Boston Ind. Dev. Rev. (New Boston Seafood Ctr. Proj.) Series 1997, 4.35%, LOC BankBoston NA, VRDN (a)(d)	600,000	600,000
Boston Wtr. & Swr. Commission Rev. Participating VRDN Series SG 75, 4.18% (Liquidity Facility Societe Generale) (a)(f)	5,100,000	5,100,000
Bourne Gen. Oblig. BAN 4.5% 9/29/00	3,612,000	3,614,434
Bridgewater Gen. Oblig. BAN 4.25% 1/19/01	2,900,000	2,900,639
Brockton Area Transit Auth. BAN 5% 8/3/01	2,000,000	2,006,860
Chelmsford Gen. Oblig. BAN 5% 3/1/01	2,150,000	2,154,835
East Longmeadow Gen. Oblig. BAN 4.5% 2/1/01	3,100,000	3,104,486
Foxborough Gen. Oblig. BAN 4.25% 11/15/00	2,200,000	2,202,268
Gloucester Gen. Oblig. BAN 4% 8/3/00	3,000,000	3,000,079
Harvard Univ. Participating VRDN Series 962101, 4.23% (Liquidity Facility Citibank NA, New York) (a)(f)	5,975,000	5,975,000
Hingham Gen. Oblig. BAN:
4.25% 9/28/00	7,520,000	7,526,087
4.25% 11/15/00	2,700,000	2,702,854
Holliston Gen. Oblig. BAN:
4.25% 9/21/00	2,465,000	2,466,754
4.25% 12/13/00	4,900,000	4,906,386
Hopkinton Gen. Oblig. BAN 4% 8/25/00	9,000,000	9,001,771
Lexington Gen. Oblig. BAN 4.5% 2/15/01	6,350,000	6,363,844
Littleton Gen. Oblig. BAN 5% 5/4/01	3,555,000	3,569,906
Ludlow Gen. Oblig. BAN:
4.5% 2/14/01	2,800,000	2,805,063
5% 7/13/01	5,200,000	5,230,695
Marion Gen. Oblig. BAN 4.25% 9/28/00	3,000,000	3,002,341
Marshfield Gen. Oblig. BAN 4.25% 9/8/00	3,100,000	3,101,246
Massachusetts Bay Trans. Auth.:
Bonds:
Series A, 7% 3/1/11 (Pre-Refunded to 3/1/01 @ 102) (e)	5,255,000	5,439,907
Series D, 5% 3/1/01	3,335,000	3,349,992
Participating VRDN:
Series Merlots 00 H, 4.34% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(f)	8,400,000	8,400,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Bay Trans. Auth.: - continued
Participating VRDN:
Series Putters 112, 4.23% (Liquidity Facility Morgan Guaranty Trust Co., NY) (a)(f)	$ 1,910,000	$ 1,910,000
RAN Series 1999 B, 4.25% 9/1/00	8,400,000	8,399,641
4.25% (Liquidity Facility Westdeutsche Landesbank Girozentrale), VRDN (a)	44,900,000	44,900,001
Massachusetts Bay Transit Auth. Rev. Participating VRDN Series 992101, 4.23% (Liquidity Facility Citibank NA, New York) (a)(f)	4,645,000	4,645,000
Massachusetts Dev. Fin. Agcy. Ind. Dev. Rev.:
(Charm Sciences, Inc. Proj.) Series 1999 A, 4.35%, LOC BankBoston NA, VRDN (a)(d)	1,600,000	1,600,000
(Monkiewicz Realty Trust Proj.) 4.4%, (Kayem Foods, Inc.) LOC Fleet Bank NA, VRDN (a)(d)	1,850,000	1,850,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston Renaissance Charter School Proj.) Series 1999, 4.28%, LOC BankBoston NA, VRDN (a)	5,000,000	5,000,000
(Carleton-Willard Village Proj.) 4.25%, LOC Fleet Nat'l. Bank, VRDN (a)	4,400,000	4,400,000
(Draper Lab. Issue Proj.) Series 2000, 4.2% (MBIA Insured), VRDN (a)	9,800,000	9,800,000
(Edgewood Retirement Proj.) Series A, 4.2%, LOC Fleet Nat'l. Bank, VRDN (a)	4,380,000	4,380,000
(Wentworth Institute of Technology Proj.) Series 2000, 4.2% (AMBAC Insured), VRDN (a)	6,000,000	6,000,000
Massachusetts Edl. Fing. Auth. Ed. Ln. Rev. Participating VRDN Series PA 701, 4.23% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	3,065,000	3,065,000
Massachusetts Gen. Oblig.:
Bonds (Consolidated Ln. Prog.):
Series 2000 A, 4.75% 2/1/01	3,510,000	3,519,584
Series A, 6% 6/1/11 (Pre-Refunded to 6/1/01 @ 100) (e)	2,000,000	2,025,635
Participating VRDN:
Series 002101, 4.23% (Liquidity Facility Citibank NA, New York) (a)(f)	5,145,000	5,145,000
Series 96C2101, 4.23% (Liquidity Facility Citibank NA, New York) (a)(f)	5,300,000	5,300,000
Series PA 680R, 4.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	6,685,000	6,685,000
Series PA 689R, 4.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	6,360,000	6,360,000
Series PA 721, 4.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	4,550,000	4,550,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series PA 724 R, 4.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	$ 6,150,000	$ 6,150,000
Series PT 392, 4.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	11,820,000	11,820,000
Series PT 393, 4.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	6,000,000	6,000,000
Series ROC 00 4, 4.23% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(f)	9,000,000	9,000,000
Series ROC 2 99 11, 4.23% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(f)	1,500,000	1,500,000
Rfdg. Participating VRDN Series MSDW 98 35, 4.26% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(f)	8,600,000	8,600,000
Series 1998 A, 4.25%, VRDN (a)	11,160,000	11,160,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series Merlots 00 T, 4.34% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(f)	1,600,000	1,600,000
Series Merlots 00 WW, 4.29% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(f)	4,800,000	4,800,000
Series Merlots 97 Y, 4.34% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(f)	4,435,000	4,435,000
Series MSDW 98 101, 4.28% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(f)	4,895,000	4,895,000
Series PA 595R, 4.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	4,000,000	4,000,000
Series SG 27, 4.18% (Liquidity Facility Societe Generale) (a)(f)	3,935,000	3,935,000
(Cap. Asset Prog.):
Series C, 4.2% (MBIA Insured), VRDN (a)	1,000,000	1,000,000
Series E, 4.2%, LOC Bank One NA, Chicago, VRDN (a)	2,300,000	2,300,000
(CIL Realty of Massachusetts Proj.) Series 1999, 4.15%, LOC Dexia Cr. Local de France, VRDN (a)	1,650,000	1,650,000
(Home for Little Wanderers Proj.) Series B, 4.2%, LOC BankBoston NA, VRDN (a)	2,400,000	2,400,000
(Partners Health Care Sys. Proj.):
Series P1, 4.15% (FSA Insured), VRDN (a)	5,200,000	5,200,000
Series P2, 4.15% (FSA Insured), VRDN (a)	5,400,000	5,400,000
Massachusetts Hsg. Fin. Agcy. Rfdg. (Hbr. Point Apt. Proj.) Series 1995 A, 4.25% (Govt. Nat'l. Mortgage Assoc. Guaranteed) (BPA HSBC Bank USA), VRDN (a)	9,600,000	9,600,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Bonds Series C, 4.9% 6/1/01	$ 2,740,000	$ 2,740,000
Participating VRDN:
Series CDC 98 B, 4.23% (Liquidity Facility Caisse des Depots et Consignations) (a)(d)(f)	14,925,000	14,925,000
Series Merlots H, 4.34% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(f)	8,375,000	8,375,000
Series PA 370, 4.23% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	3,815,000	3,815,000
Series PT 160, 4.23% (Liquidity Facility Commerzbank AG) (a)(d)(f)	2,900,000	2,900,000
Series PT 212, 4.23% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(d)(f)	3,645,000	3,645,000
Series PT 33, 4.23% (Liquidity Facility BNP Paribas Sa) (a)(d)(f)	1,160,000	1,160,000
Series PT 42, 4.18% (Liquidity Facility Commerzbank AG) (a)(f)	1,440,000	1,440,000
Massachusetts Hsg. Fin. Proj. Participating VRDN Series PT 250, 4.18% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(f)	3,500,000	3,500,000
Massachusetts Ind. Fin. Agcy. Health Care Facilities Auth. (Jewish Geriatric Svs. Proj.) 4.35%, LOC BankBoston NA, VRDN (a)	1,900,000	1,900,000
Massachusetts Ind. Fin. Agcy. Ind. Dev. Rev.:
(346 Univ. LLC Proj.) Series 1996, 4.35%, LOC BankBoston NA, VRDN (a)(d)	1,200,000	1,200,000
(Abbott Box Co. Proj.) Series 1997, 4.4%, (Ten Campanelli Cir Realty Trust) LOC Fleet Nat'l. Bank, VRDN (a)(d)	2,045,000	2,045,000
(Barbour Corp. Proj.) Series 1998, 4.4%, (Barbour Realty LLC) LOC Fleet Nat'l. Bank, VRDN (a)(d)	2,515,000	2,515,000
(Barker Steel Co. Proj.) Series 1995, 4.25%, LOC State Street Bank & Trust Co., VRDN (a)(d)	800,000	800,000
(BBB Esq. LLC Proj.) Series 1996, 4.35%, LOC BankBoston NA, VRDN (a)(d)	800,000	800,000
(Brady Enterprises Proj.) Series 1996, 4.4%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	1,550,000	1,550,000
(Canton/Cedar Realty LLC Proj.) Series 1997, 4.4%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	1,400,000	1,400,000
(Carand Realty Trust Proj.) Series 1997, 4.25%, (Alden Merrell Corp.) LOC State Street Bank & Trust Co., VRDN (a)(d)	800,000	800,000
(Decas Cranberry Proj.) Series 1997, 4.4%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	2,700,000	2,700,000
(Hazen Paper Co. Proj.) Series 1996, 4.35%, LOC BankBoston NA, VRDN (a)(d)	700,000	700,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Ind. Fin. Agcy. Ind. Dev. Rev.: - continued
(Heat Fab, Inc. Proj.) Series 1996, 4.35%, LOC BankBoston NA, VRDN (a)(d)	$ 1,575,000	$ 1,575,000
(Lightlife Foods, Inc. Proj.) Series 1997, 4.4%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	2,500,000	2,500,000
(Parker-Hannifin Corp. Proj.) Series 1997, 4.4%, LOC Wachovia Bank NA, VRDN (a)(d)	1,800,000	1,800,000
(Riverdale Mills Corp. Proj.) Series 1995, 4.35%, LOC BankBoston NA, VRDN (a)(d)	1,700,000	1,700,000
(Sencorp Systems, Inc. Proj.) Series 1998 A, 4.35%, LOC BankBoston NA, VRDN (a)(d)	2,200,000	2,200,000
(United Plastics Proj.) Series 1997, 4.4%, (33 Patriot Circle Trust) LOC Fleet Nat'l. Bank, VRDN (a)(d)	1,900,000	1,900,000
Massachusetts Ind. Fin. Agcy. Poll. Cont. Rev. Rfdg. Bonds (New England Pwr. Co. Proj.):
Series 1992, 3.95% tender 8/2/00, CP mode	27,000,000	27,000,000
Series 1993 A, 4.3% tender 9/11/00, CP mode	15,400,000	15,400,000
Series 1993 B, 4.125% tender 8/16/00, CP mode	3,700,000	3,700,000
Massachusetts Ind. Fin. Agcy. Rev.:
Participating VRDN:
Series SG 108, 4.18% (Liquidity Facility Societe Generale) (a)(f)	3,755,000	3,755,000
Series SG 56, 4.18% (Liquidity Facility Societe Generale) (a)(f)	7,025,000	7,025,000
(Assumption College Proj.) Series 1998, 4.3%, LOC Fleet Nat'l. Bank, VRDN (a)	2,750,000	2,750,000
(Fessenden School Proj.) Series 1997, 4.3%, LOC Fleet Nat'l. Bank, VRDN (a)	3,000,000	3,000,000
(Gordon College Proj.) Series 1997, 4.15%, LOC State Street Bank & Trust Co., VRDN (a)	8,000,000	8,000,000
(Governor Dummer Academy Proj.) Series 1996, 4.15%, LOC State Street Bank & Trust Co., VRDN (a)	3,000,000	3,000,000
(Groton School Proj.) Series 1998 B, 4.2% (Liquidity Facility Fleet Nat'l. Bank), VRDN (a)	8,000,000	8,000,000
(JHC Assisted Living Corp. Proj.) Series 1998 A, 4.25%, LOC Fleet Bank NA, VRDN (a)	2,170,000	2,170,000
(Mary Ann Morse Nursing Home Proj.):
Series 1994 A, 4.2%, LOC ABN-AMRO Bank NV, VRDN (a)	3,100,000	3,100,000
Series 1994 B, 4.2%, LOC ABN-AMRO Bank NV, VRDN (a)	4,500,000	4,500,000
(Mount Ida College Proj.) Series 1997, 4.15%, LOC Dexia Credit Local de France, VRDN (a)	1,700,000	1,700,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Ind. Fin. Agcy. Rev.: - continued
(Society for the Prevention of Cruelty to Animals Proj.) Series 1997, 4.2%, LOC Fleet Nat'l. Bank, VRDN (a)	$ 3,000,000	$ 3,000,000
(Southern New England School of Law Proj.) 4.3%, LOC Fleet Nat'l. Bank, VRDN (a)	1,400,000	1,400,000
(Youville Place Proj.) Series 1996, 4.3% (AMBAC Insured) (BPA Fleet Nat'l. Bank), VRDN (a)	4,400,000	4,400,000
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev.:
Series 1994 C, 4.15% (MBIA Insured) (BPA Cr. Suisse First Boston Bank), VRDN (a)	16,600,000	16,600,000
Series B, 4.3% 9/11/00, LOC Fleet Nat'l. Bank, CP	7,890,000	7,890,000
Massachusetts Port Auth. Rev. Participating VRDN:
Series Merlots 00 Q, 4.39% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(d)(f)	2,500,000	2,500,000
Series PA 598, 4.23% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	5,820,000	5,820,000
Series PA 599R, 4.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	4,850,000	4,850,000
Series SGA 64, 4.32% (Liquidity Facility Societe Generale) (a)(d)(f)	3,405,000	3,405,000
Massachusetts Tpk. Auth. Metro. Hwy. Sys. Rev. Participating VRDN:
Series PT 135, 4.18% (Liquidity Facility Banco Santander SA) (a)(f)	10,390,000	10,390,000
Series SG 124, 4.18% (Liquidity Facility Societe Generale) (a)(f)	12,200,000	12,200,000
Massachusetts Tpk. Auth. Tpk. Rev. Participating VRDN:
Series PA 581R, 4.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	19,885,000	19,885,000
Series Putters 140, 4.16% (Liquidity Facility Morgan Guaranty Trust Co., NY) (a)(f)	2,905,000	2,905,000
Massachusetts Tpk. Auth. Western Tpk. Rev. Participating VRDN Series BA 97 N, 4.41% (Liquidity Facility Bank of America NA) (a)(f)	6,150,000	6,150,000
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev.:
Bonds (MWRA Ln. Prog.) Series A, 4.25% 8/1/00	4,600,000	4,600,000
Participating VRDN:
Series Merlots 99 N, 4.34% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(f)	5,070,000	5,070,000
Series SGA 87, 4.35% (Liquidity Facility Societe Generale) (a)(f)	975,000	975,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Wtr. Resources Auth. Rev.:
Participating VRDN:
Series PA 639, 4.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	$ 4,850,000	$ 4,850,000
Series PA 700, 4.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	3,295,000	3,295,000
Series SG 63, 4.18% (Liquidity Facility Societe Generale) (a)(f)	1,000,000	1,000,000
Rfdg. Series 2000 C, 4.15% (FGIC Insured), VRDN (a)	14,300,000	14,300,000
Series 1999, 4.3% 9/12/00, LOC State Street Bank & Trust Co., CP	11,700,000	11,700,000
4% 9/7/00, LOC Morgan Guaranty Trust Co., NY, CP	17,600,000	17,600,000
4.05% 8/10/00, LOC Morgan Guaranty Trust Co., NY, CP	3,600,000	3,600,000
4.25% 11/14/00, LOC Morgan Guaranty Trust Co., NY, CP	4,900,000	4,900,000
4.25% 11/16/00, LOC Morgan Guaranty Trust Co., NY, CP	6,100,000	6,100,000
4.55% 10/11/00, LOC Morgan Guaranty Trust Co., NY, CP	5,000,000	5,000,000
Medford Gen. Oblig. BAN 4.5% 3/16/01	4,800,000	4,809,165
Methuen Gen. Oblig. BAN 4.4% 10/20/00	3,000,000	3,000,257
Montachusett Reg'l. Transit Auth. RAN 5% 6/22/01	2,600,000	2,608,171
Northampton Gen. Oblig. BAN 4.25% 10/27/00	4,700,000	4,704,302
Norwell Gen. Oblig. BAN 4.5% 2/23/01	5,100,000	5,108,520
Peabody Gen. Oblig. BAN 4.75% 4/27/01	2,200,000	2,208,080
Plymouth Gen. Oblig. BAN:
4.25% 10/18/00	5,489,604	5,494,900
5% 10/18/00	2,600,000	2,601,617
Salem Gen. Oblig. BAN 4.5% 9/15/00	3,800,000	3,801,952
Sandwich Gen. Oblig. BAN 4.25% 8/15/00	5,920,000	5,920,266
Saugus Gen. Oblig. BAN 5.25% 5/25/01	2,335,000	2,343,512
Scituate Gen. Oblig. BAN 4.5% 3/8/01	5,000,000	5,009,480
South Hadley Gen. Oblig. BAN 4.7% 4/4/01	2,200,000	2,206,391
Springfield Gen. Oblig. BAN:
4.25% 9/15/00, LOC Fleet Bank NA	3,200,000	3,201,895
4.75% 1/12/01, LOC Fleet Nat'l. Bank	2,800,000	2,806,031
Stoneham Gen. Oblig. BAN 4.25% 11/16/00	5,500,000	5,506,207
Taunton Gen. Oblig. BAN 5% 3/7/01	3,167,000	3,175,247
Topsfield Gen. Oblig. BAN 4.25% 9/22/00	2,200,000	2,201,686
Walpole Gen. Oblig. BAN 4.25% 11/30/00	3,800,000	3,804,585
Westfield Gen. Oblig. BAN 4.5% 2/1/01	3,250,000	3,254,689
Weston Gen. Oblig. BAN 4.1% 9/14/00	3,560,000	3,561,652
Worcester Reg'l. Trans. Auth. RAN 5.25% 6/15/01	3,280,000	3,292,809
		776,934,730
Municipal Securities - continued
	Shares	Value (Note 1)
Other - 7.2%
Fidelity Municipal Cash Central Fund, 4.30% (b)(c)	60,415,553	$ 60,415,553
TOTAL INVESTMENT PORTFOLIO - 99.2%	837,350,283
NET OTHER ASSETS - 0.8%	7,062,166
NET ASSETS - 100%	$ 844,412,449
Total Cost for Income Tax Purposes $ 837,350,153
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund. A listing of the Fidelity Municipal Cash Central Fund's holdings as of its most recent fiscal period end is available upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Massachusetts Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2000 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule		$ 837,350,283
Cash		35,840
Receivable for fund shares sold		1,483,614
Interest receivable		9,250,892
Total assets		848,120,629
Liabilities
Payable for investments purchased	$ 2,006,860
Payable for fund shares redeemed	1,110,922
Distributions payable	232,753
Accrued management fee	355,481
Other payables and accrued expenses	2,164
Total liabilities		3,708,180
Net Assets		$ 844,412,449
Net Assets consist of:
Paid in capital		$ 844,421,795
Accumulated undistributed net realized gain (loss) on investments		(9,659)
Unrealized gain from accretion of discount		313
Net Assets, for 844,417,051 shares outstanding		$ 844,412,449
Net Asset Value, offering price and redemption price per share ($844,412,449 ÷ 844,417,051 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Massachusetts Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Six months ended July 31, 2000 (Unaudited)
Interest Income		$ 16,544,200
Expenses
Management fee	$ 2,069,948
Non-interested trustees' compensation	1,301
Total expenses before reductions	2,071,249
Expense reductions	(15,165)	2,056,084
Net interest income		14,488,116
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(2,143)
Increase (decrease) in net unrealized gain from accretion of discount		(1,441)
Net gain (loss)		(3,584)
Net increase (decrease) in net assets resulting from operations		$ 14,484,532

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Massachusetts Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2000 (Unaudited)	Year ended January 31, 2000
Increase (Decrease) in Net Assets
Operations Net interest income	$ 14,488,116	$ 23,368,735
Net realized gain (loss)	(2,143)	32,639
Increase (decrease) in net unrealized gain from accretion of discount	(1,441)	1,754
Net increase (decrease) in net assets resulting from operations	14,484,532	23,403,128
Distributions to shareholders from net interest income	(14,488,116)	(23,368,735)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	461,821,780	808,657,581
Reinvestment of distributions from net interest income	13,228,396	20,918,842
Cost of shares redeemed	(461,716,743)	(903,758,060)
Net increase (decrease) in net assets and shares resulting from share transactions	13,333,433	(74,181,637)
Total increase (decrease) in net assets	13,329,849	(74,147,244)
Net Assets
Beginning of period	831,082,600	905,229,844
End of period	$ 844,412,449	$ 831,082,600

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31, 2000	Years ended January 31,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations Net interest income	.017	.028	.030	.031	.030	.033
Less Distributions
From net interest income	(.017)	(.028)	(.030)	(.031)	(.030)	(.033)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	1.75%	2.83%	3.00%	3.19%	3.00%	3.32%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 844,412	$ 831,083	$ 905,230	$ 744,860	$ 671,462	$ 514,492
Ratio of expenses to average net assets	.50% A	.50%	.50%	.50%	.50%	.50%
Ratio of expenses to average net assets after expense reductions	.50% A	.50%	.49% D	.50%	.50%	.50%
Ratio of net interest income to average net assets	3.50% A	2.79%	2.95%	3.15%	2.96%	3.27%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the account closeout fee and for periods of less than one year are not annualized.

D FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Massachusetts Municipal Money Market Fund

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance.

Cumulative Total Returns

Periods ended July 31, 2000	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity MA Municipal Money Market	1.74%	3.25%	15.94%	33.39%
Massachusetts Tax-Free Retail Money Market Funds Average	1.66%	3.08%	15.56%	32.32%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the Massachusetts tax-free retail money market funds average, which reflects the performance of tax-free retail money market funds with similar objectives tracked by iMoneyNet, Inc. The past six months average represents a peer group of 11 money market funds.

Average Annual Total Returns

Periods ended July 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity MA Municipal Money Market	3.25%	3.00%	2.92%
Massachusetts Tax-Free Retail Money Market Funds Average	3.08%	2.93%	2.84%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Semiannual Report

Fidelity Massachusetts Municipal Money Market Fund
Performance - continued

Yields

	7/31/00	5/1/00	1/31/00	11/1/99	8/2/99

Fidelity Massachusetts Municipal Money Market Fund	3.61%	3.92%	2.77%	2.89%	2.54%

Massachusetts Tax-Free Retail Money Market Funds Average	3.47%	3.49%	2.61%	2.68%	2.46%

Fidelity Massachusetts Municipal Money Market Fund - Tax-equivalent	5.99%	6.51%	4.61%	4.80%	4.22%

Portion of fund's income subject to state taxes	12.03%	12.36%	8.45%	12.21%	7.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the Massachusetts tax-free retail money market funds average as tracked by iMoneyNet, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 2000 federal and state income tax rate of 39.74%. The fund's yields mentioned above reflect that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Comparing
Performance

Yields on tax-free investments are usually lower than yields on taxable investments. However, a straight comparison between the two may be misleading because it ignores the way taxes reduce taxable returns. Tax-equivalent yield - the yield you'd have to earn on a similar taxable investment to match the tax-free yield - makes the comparison more meaningful. Keep in mind that the U.S. Government neither insures nor guarantees a money market fund, and there is no assurance that a money market fund will maintain a $1 share price.

3

Semiannual Report

Fidelity Massachusetts Municipal Money Market Fund

Fund Talk: The Manager's Overview

Note to shareholders: Norm Lind became Portfolio Manager of Fidelity Massachusetts Municipal Money Market Fund on July 1, 2000.

(Portfolio Manager photograph)

Q. Norm, what was the investment environment like during the six months that ended July 31, 2000?

A. In the first half of 2000, the backdrop seemed ripe for the build-up of inflationary pressures. Economic growth was robust, unemployment reached historic lows and consumer spending was strong. To dampen growth and keep inflation at bay, the Federal Reserve Board continued its program of short-term interest-rate hikes. As the period progressed, market participants tried to gauge the pace of the Fed's tightening monetary policy approach. Through the second quarter of 2000, inflation remained subdued despite strong growth. As a result, the Fed followed a deliberate approach, raising the rate banks charge each other for overnight loans - known as the fed funds target rate - by increments of 0.25 percentage points in February and March. In April and May, though, there was a general recognition of inflationary pressures and the employment cost index - a broad measure of the costs incurred by businesses for wages and benefits - posted a higher-than-expected gain. In response, the Fed became more aggressive at its May meeting, raising the fed funds target rate by 0.50 percentage points, to 6.50%. At its June meeting, the Fed chose to keep rates unchanged after seeing some signs of an economic slowdown. Nevertheless, the Fed also indicated it was more likely to raise, not lower, rates in the future.

Q. How was the fund managed during this period?

A. For most of the first half of 2000, the fund held a significant weighting in variable-rate demand notes (VRDNs). Yields on these instruments are reset at regular intervals, usually daily or weekly. This approach helped the fund capture higher market yields as the Fed continued to raise short-term rates. Holding a large percentage in VRDNs also helped boost the fund's performance in April and early May, due to a unique circumstance. With the run-up in the equity market in 1999, many investors earned more capital gains than usual and needed to pay higher tax bills. As a result, investors redeemed shares of money market funds to pay their taxes. Fund managers, in turn, sold VRDNs to meet redemptions. Dealers of VRDNs were therefore forced to raise yields - in some cases as high as levels seen in taxable markets - to attract buyers, and the fund took advantage of these buying opportunities to add yield. In June, this strategy shifted as Massachusetts issuers came to market with one-year fixed-rate notes. My predecessor and I worked to focus more of the fund on one-year paper. Even though this paper did not offer significantly higher yields than shorter-term alternatives, we believed that their yields would, in the long run, prove to be attractive given our interest-rate outlook.

Semiannual Report

Fidelity Massachusetts Municipal Money Market Fund
Fund Talk: The Manager's Overview - continued

Q. How did the fund perform?

A. The fund's seven-day yield on July 31, 2000, was 3.61%, compared to 2.77% six months ago. The more recent seven-day yield was the equivalent of a 5.99% taxable rate of return for Massachusetts investors in the 39.74% combined state and federal income tax bracket. Through July 31, 2000, the fund's six-month total return was 1.74%, compared to 1.66% for the Massachusetts tax-free retail money market funds average, according to iMoneyNet, Inc.

Q. What is your outlook, Norm?

A. Market rates currently reflect the sentiment that perhaps the Fed has completed its latest round of interest-rate hikes. While I don't believe we'll see as many rate hikes as I expected at the beginning of 2000, I do believe there is a strong chance we will see further rate hikes this year. That's because I don't believe the Fed has slowed economic growth significantly. As a result, I remain somewhat cautious, and will look for opportunities in investments that compensate the fund for the possibility of further Fed rate hikes. We will continue to watch emerging data carefully, especially those regarding employment and inflation. If any signs emerge that economic growth continues to be robust, I believe the Fed will err on the side of being more aggressive, raising rates again in order to slow growth and stifle inflationary pressures.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: high level of current income, exempt from federal income tax and Massachusetts personal income tax, as is consistent with preservation of capital

Fund number: 074

Trading symbol: FDMXX

Start date: November 11, 1983

Size: as of July 31, 2000, more than $2.4 billion

Manager: Norm Lind, since July 2000; manager, various Fidelity and Spartan municipal money market funds; joined Fidelity in 1986

3

Semiannual Report

Fidelity Massachusetts Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 7/31/00	% of fund's investments 1/31/00	% of fund's investments 7/31/99
0 - 30	74.3	70.6	68.8
31 - 90	11.5	11.5	13.7
91 - 180	4.8	6.0	5.1
181 - 397	9.4	11.9	12.4
Weighted Average Maturity
	7/31/00	1/31/00	7/31/99
Fidelity Massachusetts Municipal Money Market Fund	41 Days	50 Days	51 Days
Massachusetts Tax-Free Money Market Funds Average *	41 Days	50 Days	50 Days
Asset Allocation (% of fund's net assets)
As of July 31, 2000	As of January 31, 2000
Variable Rate Demand Notes (VRDNs) 58.2%	Variable Rate Demand Notes (VRDNs) 49.3%
Commercial Paper (including CP Mode) 8.4%	Commercial Paper (including CP Mode) 14.0%
Tender Bonds 0.0%	Tender Bonds 0.6%
Municipal Notes 18.7%	Municipal Notes 21.0%
Municipal Money Market Funds 10.9%	Municipal Money Market Funds 7.8%
Other Investments and Net Other Assets 3.8%	Other Investments and Net Other Assets 7.3%

*Source: iMoneyNet, Inc.®

Semiannual Report

Fidelity Massachusetts Municipal Money Market Fund

Investments July 31, 2000

(Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.1%
	Principal Amount	Value (Note 1)
Massachusetts - 88.2%
Acton & Boxborough Reg'l. School District BAN 4.25% 12/14/00	$ 6,743,000	$ 6,751,853
Beverly Gen. Oblig. BAN 4.5% 9/14/00	12,335,000	12,345,141
Billerica Gen. Oblig. BAN 5% 7/13/01	8,900,000	8,950,929
Boston Gen. Oblig. Bonds:
Series A, 5% 2/1/01	7,040,000	7,069,070
Series C, 4% 11/1/00	6,285,000	6,288,487
Boston Ind. Dev. Rev. (New Boston Seafood Ctr. Proj.) Series 1997, 4.35%, LOC BankBoston NA, VRDN (a)(d)	3,515,000	3,515,000
Boston Wtr. & Swr. Commission Rev. Participating VRDN Series SG 75, 4.18% (Liquidity Facility Societe Generale) (a)(f)	8,380,000	8,380,000
Bourne Gen. Oblig. BAN:
4.25% 9/29/00	3,760,000	3,762,838
4.5% 9/29/00	8,900,000	8,905,998
Bridgewater Gen. Oblig. BAN 4.25% 1/19/01	7,000,000	7,001,541
Brockton Area Transit Auth. BAN 5% 8/3/01	5,300,000	5,318,179
Canton Hsg. Auth. Multi-family Hsg. Mtg. Rev. Rfdg. (Canton Arboretum Apt. Proj.) Series 1999, 4.3%, LOC Fannie Mae, VRDN (a)(d)	3,695,000	3,695,000
Chelmsford Gen. Oblig. BAN 5% 3/1/01	6,100,000	6,113,717
Dudley Charlton Reg'l. School District Participating VRDN Series PA 521, 4.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	2,840,000	2,840,000
East Longmeadow Gen. Oblig. BAN 4.5% 2/1/01	13,100,000	13,119,186
Foxborough Gen. Oblig. BAN:
4.25% 11/15/00	4,800,000	4,804,948
4.8% 11/15/00	7,000,000	7,005,504
Gloucester Gen. Oblig. BAN 4% 8/3/00	6,448,000	6,448,170
Groton-Dunstable Reg'l. School District BAN 5% 7/27/01	5,050,000	5,073,310
Harvard Univ. Participating VRDN Series 962101, 4.23% (Liquidity Facility Citibank NA, New York) (a)(f)	17,000,000	17,000,000
Hingham Gen. Oblig. BAN:
4.25% 9/28/00	16,600,000	16,613,437
4.25% 11/15/00	6,300,000	6,306,660
Holliston Gen. Oblig. BAN:
4.25% 9/21/00	5,500,000	5,503,915
4.25% 12/13/00	11,100,000	11,114,465
Hopkinton Gen. Oblig. BAN 4% 8/25/00	19,000,000	19,003,739
Lexington Gen. Oblig. BAN 4.5% 2/15/01	15,900,000	15,934,665
Littleton Gen. Oblig. BAN 5% 5/4/01	10,300,000	10,343,189
Ludlow Gen. Oblig. BAN:
4.5% 2/14/01	7,200,000	7,213,018
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Ludlow Gen. Oblig. BAN: - continued
5% 7/13/01	$ 14,750,000	$ 14,837,068
Marion Gen. Oblig. BAN:
4.25% 9/28/00	6,400,000	6,404,993
4.8% 7/20/01	5,200,000	5,217,801
Marshfield Gen. Oblig. BAN 4.25% 9/8/00	14,100,000	14,105,473
Massachusetts Bay Trans. Auth.:
Bonds Series B:
7.8% 3/1/10 (Pre-Refunded to 3/1/01 @ 102) (e)	5,300,000	5,510,869
7.875% 3/1/21 (Pre-Refunded to 3/1/01 @ 102) (e)	15,500,000	16,121,871
Participating VRDN:
Series Merlots 00 H, 4.34% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(f)	21,030,000	21,030,000
Series MSDW 98 107, 4.28% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(f)	5,565,000	5,565,000
Series PA 675, 4.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	4,835,000	4,835,000
Series Putters 112, 4.23% (Liquidity Facility Morgan Guaranty Trust Co., NY) (a)(f)	5,400,000	5,400,000
RAN Series 1999 B, 4.25% 9/1/00	24,000,000	23,998,974
4.25% (Liquidity Facility Westdeutsche Landesbank Girozentrale), VRDN (a)	93,200,000	93,200,003
Massachusetts Bay Transit Auth. Rev. Participating VRDN Series 992101, 4.23% (Liquidity Facility Citibank NA, New York) (a)(f)	10,600,000	10,600,000
Massachusetts Dev. Fin. Agcy. Ind. Dev. Rev.:
(Bartley RF Sys. Proj.) Series 1999, 4.4%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	5,170,000	5,170,000
(Charm Sciences, Inc. Proj.) Series 1999 A, 4.35%, LOC BankBoston NA, VRDN (a)(d)	3,400,000	3,400,000
(Monkiewicz Realty Trust Proj.) 4.4%, (Kayem Foods, Inc.) LOC Fleet Bank NA, VRDN (a)(d)	5,400,000	5,400,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston Renaissance Charter School Proj.) Series 1999, 4.28%, LOC BankBoston NA, VRDN (a)	10,275,000	10,275,000
(Brooks School Issue Proj.) Series 1999 A, 4.2% (MBIA Insured), VRDN (a)	3,800,000	3,800,000
(Carleton-Willard Village Proj.) 4.25%, LOC Fleet Nat'l. Bank, VRDN (a)	12,600,000	12,600,000
(Draper Lab. Issue Proj.) Series 2000, 4.2% (MBIA Insured), VRDN (a)	33,000,000	33,000,000
(Edgewood Retirement Proj.) Series A, 4.2%, LOC Fleet Nat'l. Bank, VRDN (a)	12,500,000	12,500,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Shady Hills School Proj.) Series 1998 A, 4.2%, LOC State Street Bank & Trust Co., VRDN (a)	$ 3,000,000	$ 3,000,000
(Wentworth Institute of Technology Proj.) Series 2000, 4.2% (AMBAC Insured), VRDN (a)	15,500,000	15,500,000
Massachusetts Edl. Fing. Auth. Ed. Ln. Rev. Participating VRDN Series PA 701, 4.23% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	8,700,000	8,700,000
Massachusetts Gen. Oblig.:
Bonds (Consolidated Ln. Prog.):
Series 2000 A, 4.75% 2/1/01	10,000,000	10,027,305
Series A, 6% 6/1/11 (Pre-Refunded to 6/1/01 @ 100) (e)	5,875,000	5,950,303
Participating VRDN:
Series 002101, 4.23% (Liquidity Facility Citibank NA, New York) (a)(f)	14,600,000	14,600,000
Series 96C2101, 4.23% (Liquidity Facility Citibank NA, New York) (a)(f)	8,955,000	8,955,000
Series MSDW 00 241, 4.28% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(f)	5,462,500	5,462,500
Series PA 647, 4.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	4,840,000	4,840,000
Series PA 680R, 4.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	18,300,000	18,300,000
Series PA 689R, 4.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	17,500,000	17,500,000
Series PA 721, 4.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	10,600,000	10,600,000
Series PA 724 R, 4.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	18,100,000	18,100,000
Series PT 391, 4.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	12,130,000	12,130,000
Series PT 393, 4.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	16,865,000	16,865,000
Series ROC 00 4, 4.23% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(f)	15,750,000	15,750,000
Series ROC 2 99 11, 4.23% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(f)	3,500,000	3,500,000
Series ROC 2 R 13, 4.23% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(f)	6,000,000	6,000,000
Series SG 126, 4.18% (Liquidity Facility Societe Generale) (a)(f)	3,255,000	3,255,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Rfdg.:
Series 1998 B, 4.25%, VRDN (a)	$ 72,060,000	$ 72,060,000
Bonds Series A, 5% 8/1/00	4,285,000	4,285,000
Participating VRDN:
Series MSDW 98 35, 4.26% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(f)	21,630,000	21,630,000
Series PA 363, 4.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	4,920,000	4,920,000
Series 1998 A, 4.25%, VRDN (a)	69,900,000	69,900,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series FRRI A12, 4.2% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(f)	9,980,000	9,980,000
Series Merlots 00 T, 4.34% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(f)	4,000,000	4,000,000
Series Merlots 00 WW, 4.29% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(f)	13,680,000	13,680,000
Series Merlots 97 Y, 4.34% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(f)	6,500,000	6,500,000
Series PA 595R, 4.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	4,245,000	4,245,000
Series SG 27, 4.18% (Liquidity Facility Societe Generale) (a)(f)	7,500,000	7,500,000
(Boston Univ. Proj.) Series H, 4.2%, LOC Landesbank Hessen-Thuringen, VRDN (a)	9,700,000	9,700,000
(Cap. Asset Prog.):
Series C, 4.2% (MBIA Insured), VRDN (a)	1,800,000	1,800,000
Series D, 4.25% (MBIA Insured) (BPA Cr. Suisse First Boston Bank), VRDN (a)	10,300,000	10,300,000
(Harvard Univ. Proj.) Series R, 4.15%, VRDN (a)	14,395,000	14,395,000
(Home for Little Wanderers Proj.) Series B, 4.2%, LOC BankBoston NA, VRDN (a)	5,100,000	5,100,000
(Partners Health Care Sys. Proj.):
Series P1, 4.15% (FSA Insured), VRDN (a)	13,625,000	13,625,000
Series P2, 4.15% (FSA Insured), VRDN (a)	26,550,000	26,550,000
Massachusetts Hsg. Fin. Agcy.:
Participating VRDN:
Series PA 132, 4.23% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	4,330,000	4,330,000
Series PT 271, 4.18% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(f)	5,670,000	5,670,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Hsg. Fin. Agcy.: - continued
(Princeton Crossing Proj.) Series 1996, 4.2%, LOC Gen. Elec. Cap. Corp., VRDN (a)(d)	$ 200,000	$ 200,000
Rfdg. (Hbr. Point Apt. Proj.) Series 1995 A, 4.25% (Govt. Nat'l. Mortgage Assoc. Guaranteed) (BPA HSBC Bank USA), VRDN (a)	61,650,000	61,650,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Bonds Series C, 4.9% 6/1/01	7,700,000	7,700,000
Participating VRDN:
Series CDC 98 B, 4.23% (Liquidity Facility Caisse des Depots et Consignations) (a)(d)(f)	33,940,000	33,940,000
Series FRRI A13, 4.2% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(f)	8,500,000	8,500,000
Series Merlots H, 4.34% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(f)	19,000,000	19,000,000
Series PA 370, 4.23% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	3,600,000	3,600,000
Series PA 83, 4.23% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	5,106,000	5,106,000
Series PT 160, 4.23% (Liquidity Facility Commerzbank AG) (a)(d)(f)	10,255,000	10,255,000
Series PT 212, 4.23% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(d)(f)	7,420,000	7,420,000
Series PT 33, 4.23% (Liquidity Facility BNP Paribas Sa) (a)(d)(f)	4,095,000	4,095,000
Series PT 42, 4.18% (Liquidity Facility Commerzbank AG) (a)(f)	1,800,000	1,800,000
Massachusetts Hsg. Fin. Proj. Participating VRDN Series PT 250, 4.18% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(f)	6,400,000	6,400,000
Massachusetts Ind. Fin. Agcy. Health Care Facilities Auth. (Jewish Geriatric Svs. Proj.) 4.35%, LOC BankBoston NA, VRDN (a)	5,000,000	5,000,000
Massachusetts Ind. Fin. Agcy. Ind. Dev. Rev.:
(346 Univ. LLC Proj.) Series 1996, 4.35%, LOC BankBoston NA, VRDN (a)(d)	2,000,000	2,000,000
(Abbott Box Co. Proj.) Series 1997, 4.4%, (Ten Campanelli Cir Realty Trust) LOC Fleet Nat'l. Bank, VRDN (a)(d)	3,200,000	3,200,000
(Barbour Corp. Proj.) Series 1998, 4.4%, (Barbour Realty LLC) LOC Fleet Nat'l. Bank, VRDN (a)(d)	3,900,000	3,900,000
(Barker Steel Co. Proj.) Series 1995, 4.25%, LOC State Street Bank & Trust Co., VRDN (a)(d)	800,000	800,000
(BBB Esq. LLC Proj.) Series 1996, 4.35%, LOC BankBoston NA, VRDN (a)(d)	1,100,000	1,100,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Ind. Fin. Agcy. Ind. Dev. Rev.: - continued
(Boutwell Owens & Co., Inc. Proj.) Series 1998, 4.4%, (J&M Acquisition Corp.) LOC Fleet Nat'l. Bank, VRDN (a)(d)	$ 4,570,000	$ 4,570,000
(Brady Enterprises Proj.) Series 1996, 4.4%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	1,900,000	1,900,000
(Canton/Cedar Realty LLC Proj.) Series 1997, 4.4%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	1,800,000	1,800,000
(Carand Realty Trust Proj.) Series 1997, 4.25%, (Alden Merrell Corp.) LOC State Street Bank & Trust Co., VRDN (a)(d)	800,000	800,000
(Decas Cranberry Proj.) Series 1997, 4.4%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	3,675,000	3,675,000
(Hazen Paper Co. Proj.) Series 1996, 4.35%, LOC BankBoston NA, VRDN (a)(d)	1,100,000	1,100,000
(Heat Fab, Inc. Proj.) Series 1996, 4.35%, LOC BankBoston NA, VRDN (a)(d)	2,300,000	2,300,000
(Interpolymer Corp. Proj.) Series 1992, 4.35%, LOC BankBoston NA, VRDN (a)(d)	2,800,000	2,800,000
(Lightlife Foods, Inc. Proj.) Series 1997, 4.4%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	3,960,000	3,960,000
(Longview Fibre Co. Proj.) Series 1987, 4.45%, LOC ABN-AMRO Bank NV, VRDN (a)	2,070,000	2,070,000
(Parker-Hannifin Corp. Proj.) Series 1997, 4.4%, LOC Wachovia Bank NA, VRDN (a)(d)	2,700,000	2,700,000
(Riverdale Mills Corp. Proj.) Series 1995, 4.35%, LOC BankBoston NA, VRDN (a)(d)	2,900,000	2,900,000
(Sencorp Systems, Inc. Proj.) Series 1998 A, 4.35%, LOC BankBoston NA, VRDN (a)(d)	4,200,000	4,200,000
(United Med. Corp. Proj.) Series 1992, 4.3%, LOC First Union Nat'l. Bank, North Carolina, VRDN (a)(d)	2,100,000	2,100,000
(United Plastics Proj.) Series 1997, 4.4%, (33 Patriot Circle Trust) LOC Fleet Nat'l. Bank, VRDN (a)(d)	2,065,000	2,065,000
Massachusetts Ind. Fin. Agcy. Poll. Cont. Rev. Rfdg. Bonds (New England Pwr. Co. Proj.):
Series 1992, 4.3% tender 8/22/00, CP mode	10,000,000	10,000,000
Series 1993 A:
4.05% tender 8/21/00, CP mode	2,000,000	2,000,000
4.3% tender 9/11/00, CP mode	14,600,000	14,600,000
Series 1993 B:
4.125% tender 8/16/00, CP mode	10,300,000	10,300,000
4.15% tender 8/17/00, CP mode	6,400,000	6,400,000
4.3% tender 9/11/00, CP mode	3,800,000	3,800,000
4.4% tender 8/28/00, CP mode	6,550,000	6,550,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Ind. Fin. Agcy. Rev.:
Participating VRDN:
Series SG 108, 4.18% (Liquidity Facility Societe Generale) (a)(f)	$ 6,000,000	$ 6,000,000
Series SG 56, 4.18% (Liquidity Facility Societe Generale) (a)(f)	11,100,000	11,100,000
(Assumption College Proj.) Series 1998, 4.3%, LOC Fleet Nat'l. Bank, VRDN (a)	4,000,000	4,000,000
(Buckingham Browne Nichols School Proj.) Series 1997, 4.15%, LOC State Street Bank & Trust Co., VRDN (a)	11,300,000	11,300,000
(Fessenden School Proj.) Series 1997, 4.3%, LOC Fleet Nat'l. Bank, VRDN (a)	4,265,000	4,265,000
(Goddard House Proj.) 4.2%, LOC Fleet Bank NA, VRDN (a)	8,025,000	8,025,000
(Groton School Proj.) Series 1998 B, 4.2% (Liquidity Facility Fleet Nat'l. Bank), VRDN (a)	12,000,000	12,000,000
(Heritage at Darmouth Proj.) Series 1996, 4.3%, LOC BankBoston NA, VRDN (a)(d)	1,820,000	1,820,000
(Heritage at Hingham Proj.) Series 1997, 4.3%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	6,265,000	6,265,000
(JHC Assisted Living Corp. Proj.) Series 1998 A, 4.25%, LOC Fleet Bank NA, VRDN (a)	3,800,000	3,800,000
(Mary Ann Morse Nursing Home Proj.):
Series 1994 A, 4.2%, LOC ABN-AMRO Bank NV, VRDN (a)	5,500,000	5,500,000
Series 1994 B, 4.2%, LOC ABN-AMRO Bank NV, VRDN (a)	6,500,000	6,500,000
(Society for the Prevention of Cruelty to Animals Proj.) Series 1997, 4.2%, LOC Fleet Nat'l. Bank, VRDN (a)	3,900,000	3,900,000
(Southern New England School of Law Proj.) 4.3%, LOC Fleet Nat'l. Bank, VRDN (a)	1,770,000	1,770,000
(Wheelock College Issue Proj.) Series A, 4.25%, LOC BankBoston NA, VRDN (a)	3,600,000	3,600,000
(Youville Place Proj.) Series 1996, 4.3% (AMBAC Insured) (BPA Fleet Nat'l. Bank), VRDN (a)	5,200,000	5,200,000
Rfdg. (Showa Womens Institute Boston, Inc. 1994 Proj.) 4.3%, LOC Bank of New York NA, VRDN (a)	1,200,000	1,200,000
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev.:
Series 1994 C, 4.15% (MBIA Insured) (BPA Cr. Suisse First Boston Bank), VRDN (a)	19,935,000	19,935,000
Series B, 4.3% 9/11/00, LOC Fleet Nat'l. Bank, CP	20,875,000	20,875,000
Massachusetts Port Auth. Series 1996, 4.45% 10/12/00, LOC Westdeutsche Landesbank Girozentrale, CP	2,000,000	2,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Port Auth. Rev. Participating VRDN:
Series Merlots 00 Q, 4.39% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(d)(f)	$ 6,545,000	$ 6,545,000
Series PA 592, 4.23% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	4,850,000	4,850,000
Series PA 600R, 4.23% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	4,850,000	4,850,000
Series PT 1206, 4.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	16,220,000	16,220,000
Series SGA 64, 4.32% (Liquidity Facility Societe Generale) (a)(d)(f)	5,300,000	5,300,000
Massachusetts Tpk. Auth. Metro. Hwy. Sys. Rev. Participating VRDN:
Series PT 135, 4.18% (Liquidity Facility Banco Santander SA) (a)(f)	23,680,000	23,680,000
Series SG 124, 4.18% (Liquidity Facility Societe Generale) (a)(f)	23,400,000	23,400,000
Massachusetts Tpk. Auth. Tpk. Rev. Participating VRDN Series Putters 140, 4.16% (Liquidity Facility Morgan Guaranty Trust Co., NY) (a)(f)	6,500,000	6,500,000
Massachusetts Tpk. Auth. Western Tpk. Rev. Participating VRDN:
Series BA 97 N, 4.41% (Liquidity Facility Bank of America NA) (a)(f)	9,200,000	9,200,000
Series CDC 00 C, 4.18% (Liquidity Facility Caisse des Depots et Consignations) (a)(f)	27,135,000	27,135,000
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev.:
Bonds (MWRA Ln. Prog.) Series A, 4.25% 8/1/00	10,385,000	10,385,000
Participating VRDN:
Series Merlots 99 N, 4.34% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(f)	11,800,000	11,800,000
Series MSDW 98 182, 4.28% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(f)	2,745,000	2,745,000
Series SGA 87, 4.35% (Liquidity Facility Societe Generale) (a)(f)	36,800,000	36,800,000
Massachusetts Wtr. Resources Auth. Rev.:
Participating VRDN:
Series PA 637, 4.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	4,850,000	4,850,000
Series PA 700, 4.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	9,300,000	9,300,000
Series SG 63, 4.18% (Liquidity Facility Societe Generale) (a)(f)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Wtr. Resources Auth. Rev.: - continued
Rfdg.:
Series 2000 C, 4.15% (FGIC Insured), VRDN (a)	$ 80,700,000	$ 80,700,000
Participating VRDN Series SG 17, 4.18% (Liquidity Facility Societe Generale) (a)(f)	8,440,000	8,440,000
Series 1997 B, 4.15% (AMBAC Insured), VRDN (a)	49,000,000	49,000,000
Series 1998 D, 4.15% (FGIC Insured), VRDN (a)	29,300,000	29,300,000
Series 1999, 4.3% 9/12/00, LOC State Street Bank & Trust Co., CP	27,800,000	27,800,000
4% 9/7/00, LOC Morgan Guaranty Trust Co., NY, CP	23,700,000	23,700,000
4.05% 8/10/00, LOC Morgan Guaranty Trust Co., NY, CP	6,400,000	6,400,000
4.1% 8/10/00, LOC Morgan Guaranty Trust Co., NY, CP	3,765,000	3,765,000
4.2% 11/17/00, LOC Morgan Guaranty Trust Co., NY, CP	2,000,000	2,000,000
4.25% 11/14/00, LOC Morgan Guaranty Trust Co., NY, CP	14,500,000	14,500,000
4.25% 11/16/00, LOC Morgan Guaranty Trust Co., NY, CP	17,900,000	17,900,000
4.3% 9/8/00, LOC Morgan Guaranty Trust Co., NY, CP	4,300,000	4,300,000
4.55% 10/11/00, LOC Morgan Guaranty Trust Co., NY, CP	26,300,000	26,300,000
Maynard Gen. Oblig. BAN 4.75% 3/2/01	9,100,000	9,126,465
Medford Gen. Oblig. BAN 4.5% 3/16/01	12,500,000	12,523,866
Methuen Gen. Oblig. BAN 4.4% 10/20/00	8,300,000	8,300,711
Montachusett Reg'l. Transit Auth. RAN 5% 6/22/01	7,300,000	7,322,943
Natick Gen. Oblig. BAN 3.75% 8/4/00	5,530,000	5,530,132
New Bedford Gen. Oblig. BAN 5.5% 12/1/00 (BPA Fleet Bank NA)	3,000,000	3,007,320
Northampton Gen. Oblig. BAN 4.25% 10/27/00	10,589,000	10,598,693
Norwell Gen. Oblig. BAN 4.5% 2/23/01	12,400,000	12,420,715
Peabody Gen. Oblig. BAN 4.75% 4/27/01	7,300,000	7,326,812
Plymouth Gen. Oblig. BAN:
4.25% 10/18/00	12,100,000	12,111,674
5% 10/18/00	7,267,000	7,271,519
Salem Gen. Oblig. BAN:
4.5% 9/15/00	9,500,000	9,504,881
4.5% 1/18/01	2,000,000	2,002,850
Sandwich Gen. Oblig. BAN 4.25% 8/15/00	16,600,000	16,600,746
Saugus Gen. Oblig. BAN 5.25% 5/25/01	6,800,000	6,824,789
South Hadley Gen. Oblig. BAN 4.7% 4/4/01	5,800,000	5,816,848
Springfield Gen. Oblig. BAN:
4.25% 9/15/00, LOC Fleet Bank NA	6,800,000	6,804,027
4.75% 1/12/01, LOC Fleet Nat'l. Bank	7,200,000	7,215,507
5% 6/22/01 (BPA Fleet Bank NA)	3,350,000	3,364,267
Stoneham Gen. Oblig. BAN 4.25% 11/16/00	12,500,000	12,514,106
Taunton Gen. Oblig. BAN 5% 3/7/01	9,000,000	9,023,435
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Topsfield Gen. Oblig. BAN 4.25% 9/22/00	$ 4,800,000	$ 4,803,679
Walpole Gen. Oblig. BAN 4.25% 11/30/00	8,700,000	8,710,498
Westfield Gen. Oblig. BAN 4.75% 2/1/01	2,250,000	2,254,890
Weston Gen. Oblig. BAN 4.1% 9/14/00	7,600,000	7,603,527
Worcester Reg'l. Trans. Auth. RAN 5.25% 6/15/01	9,200,000	9,235,927
		2,182,395,946
	Shares
Other - 10.9%
Fidelity Municipal Cash Central Fund, 4.30% (b)(c)	268,644,513	268,644,513
TOTAL INVESTMENT PORTFOLIO - 99.1%	2,451,040,459
NET OTHER ASSETS - 0.9%	22,454,510
NET ASSETS - 100%	$ 2,473,494,969
Total Cost for Income Tax Purposes $ 2,451,040,145
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund. A listing of the Fidelity Municipal Cash Central Fund's holdings as of its most recent fiscal period end is available upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Massachusetts Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2000 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule		$ 2,451,040,459
Receivable for fund shares sold		27,151,119
Interest receivable		24,601,506
Prepaid expenses		28,329
Total assets		2,502,821,413
Liabilities
Payable to custodian bank	$ 343
Payable for investments purchased	5,318,179
Payable for fund shares redeemed	22,904,197
Accrued management fee	756,599
Other payables and accrued expenses	347,126
Total liabilities		29,326,444
Net Assets		$ 2,473,494,969
Net Assets consist of:
Paid in capital		$ 2,473,516,863
Accumulated net realized gain (loss) on investments		(22,788)
Unrealized gain from accretion of discount		894
Net Assets, for 2,473,416,035 shares outstanding		$ 2,473,494,969
Net Asset Value, offering price and redemption price per share ($2,473,494,969 ÷ 2,473,416,035 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Massachusetts Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Six months ended July 31, 2000 (Unaudited)
Interest Income		$ 45,936,591
Expenses
Management fee	$ 4,313,274
Transfer agent fees	1,465,287
Accounting fees and expenses	118,934
Non-interested trustees' compensation	3,667
Custodian fees and expenses	22,356
Registration fees	134,871
Audit	12,153
Legal	19,350
Miscellaneous	60,376
Total expenses before reductions	6,150,268
Expense reductions	(3,569)	6,146,699
Net interest income		39,789,892
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(1,011)
Increase (decrease) in net unrealized gain from accretion of discount		(2,735)
Net gain (loss)		(3,746)
Net increase in net assets resulting from operations		$ 39,786,146
Other information
Expense reductions: Custodian credits		$ 3,569

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Massachusetts Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2000 (Unaudited)	Year ended January 31, 2000
Increase (Decrease) in Net Assets
Operations Net interest income	$ 39,789,892	$ 48,442,922
Net realized gain (loss)	(1,011)	29,378
Increase (decrease) in net unrealized gain from accretion of discount	(2,735)	3,629
Net increase (decrease) in net assets resulting from operations	39,786,146	48,475,929
Distributions to shareholders from net interest income	(39,789,892)	(48,442,922)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	4,399,444,853	6,321,644,955
Reinvestment of distributions from net interest income	39,115,278	46,994,809
Cost of shares redeemed	(4,049,337,799)	(5,869,535,929)
Net increase (decrease) in net assets and shares resulting from share transactions	389,222,332	499,103,835
Total increase (decrease) in net assets	389,218,586	499,136,842
Net Assets
Beginning of period	2,084,276,383	1,585,139,541
End of period	$ 2,473,494,969	$ 2,084,276,383

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31, 2000	Years ended January 31,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations Net interest income	.017	.027	.029	.031	.029	.032
Less Distributions
From net interest income	(.017)	(.027)	(.029)	(.031)	(.029)	(.032)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B	1.74%	2.77%	2.90%	3.10%	2.90%	3.20%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 2,473,495	$ 2,084,276	$ 1,585,140	$ 1,199,547	$ 967,689	$ 847,490
Ratio of expenses to average net assets	.54% A	.55%	.56%	.57%	.59%	.60%
Ratio of net interest income to average net assets	3.48% A	2.75%	2.86%	3.07%	2.86%	3.15%

A Annualized

B Total returns for periods of less than one year are not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2000 (Unaudited)

1. Significant Accounting Policies.

Spartan Massachusetts Municipal Income Fund (the income fund), Spartan Massachusetts Municipal Money Market Fund and Fidelity Massachusetts Municipal Money Market Fund (the money market funds) (collectively, the funds) are funds of Fidelity Massachusetts Municipal Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. Each fund may be affected by economic and political developments in the state of Massachusetts. The following summarizes the significant accounting policies of the funds:

Security Valuation.

Income Fund. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

Money Market Funds. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

Interest Income. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the money market funds, accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting
Policies - continued

Distributions to Shareholders -
continued

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount and losses deferred due to wash sales and futures. The funds also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Distributions in excess of net interest income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Fidelity Municipal Cash Central Fund. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the funds may invest in the Fidelity Municipal Cash Central Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the funds are recorded as interest income in the accompanying financial statements.

When-Issued Securities. Each fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities is fixed at the time the transaction is negotiated. Each fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Purchases and Sales of Investments.

Income Fund. Purchases and sales of securities, other than short-term securities, aggregated $251,971,933 and $211,537,727, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the investment adviser for the income fund and Fidelity Massachusetts Municipal Money Market Fund, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fees were equivalent to annualized rates of .38% of average net assets for the income fund and Fidelity Massachusetts Municipal Money Market Fund.

For Spartan Massachusetts Municipal Money Market Fund, FMR receives a fee that is computed daily at an annual rate of .50% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

FMR also bears the cost of providing shareholder services to Spartan Massachusetts Municipal Money Market fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $2,838 for the period.

Sub-Adviser Fee. As each funds' investment sub-adviser, FIMM, a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

Transfer Agent and Accounting Fees. Citibank, N.A.(Citibank) is the custodian, transfer agent and shareholder servicing agent for the income fund and Fidelity Massachusetts Municipal Money Market Fund. Citibank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates -
continued

Transfer Agent and Accounting Fees - continued

For the period, the transfer agent fees were equivalent to an annualized rate of .08% and .13% of average net assets for the income fund and Fidelity Massachusetts Municipal Money Market Fund, respectively.

Money Market Insurance. Pursuant to an Exemptive Order issued by the SEC, the money market funds, along with other money market funds advised by FMR or its affiliates, have entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The money market funds may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. During the period, Fidelity Massachusetts Municipal Money Market Fund paid premiums of $67,989 for the calendar year 2000 to FIDFUNDS, which are being amortized over one year. During the period, FMR has borne the cost of Spartan Massachusetts Municipal Money Market Fund's premium payable to FIDFUNDS.

5. Expense Reductions.

Through arrangements with the income fund's and Fidelity Massachusetts Municipal Money Market Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. For the period, the reductions under these arrangements are shown under the caption "Other Information" on each applicable fund's Statement of Operations.

In addition, through arrangements with Spartan Massachusetts Municipal Money Market Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $15,165 under these arrangements.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)
Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7373 N. Scottsdale Road
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California

815 East Birch Street
Brea, CA

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Campbell, CA

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Glendale, CA

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Los Angeles, CA

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Colorado

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Connecticut

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Delaware

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Maine

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Maryland

7401 Wisconsin Avenue
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Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

700 West 47th Street
Kansas City, MO

8885 Ladue Road
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New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

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Charlotte, NC

Ohio

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Oregon

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Pennsylvania

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Philadelphia, PA

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Rhode Island

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Tennessee

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Texas

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Austin, TX

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Dallas, TX

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Houston, TX

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400 East Las Colinas Blvd.
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14100 San Pedro
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19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6R

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Sub-Adviser

Fidelity Investments Money
Management, Inc.

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Boyce I. Greer, Vice President -
Money Market Funds

Dwight D. Churchill, Vice President -
Income Fund

Norm Lind, Vice President -
Money Market Funds

Christine J. Thompson, Vice President -
Income Fund

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

Stanley N. Griffith, Assistant
Vice President

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

* Independent trustees

Advisory Board

J. Michael Cook

Abigail P. Johnson

Marie L. Knowles

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

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